As Filed with the U.S. Securities and Exchange Commission on January 28, 2025
1933 Act File No. 002-94608
1940 Act File No. 811-04165

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 71 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 73 ☒
(Check appropriate box or boxes.)
__________________
American Century Target Maturities Trust (Exact Name of Registrant as Specified in Charter)
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: February 1, 2025

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 1, 2025, at 8:30 a.m. Central pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

February 1, 2025

American Century Investments
Prospectus

Zero Coupon 2025 Fund
Investor Class (BTTRX)
Advisor Class (ACTVX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Investing Directly with American Century Investments	10
Investing Through a Financial Intermediary	12
Additional Policies Affecting Your Investment	14
Share Price and Distributions	18
Taxes	20
Multiple Class Information	22
Financial Highlights	23

©2025 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks the highest return consistent with investment in U.S. Treasury securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
	Investor	Advisor
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Advisor
Management Fee	0.54%	0.54%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.55%	0.80%
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$56	$177	$308	$690
Advisor Class	$82	$256	$445	$990
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the fund will invest at least 80% of the value of its net assets in zero-coupon securities. Typically, other than during the fund’s target maturity year, the fund intends to exceed this 80% requirement and be fully invested in zero-coupon securities.
The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents (including certain zero-coupon U.S. government agency securities), and may invest up to 20% of its assets in other zero-coupon U.S. government agency securities that are AAA-rated. Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature.

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The fund is managed to mature in the year 2025 and will be liquidated near the end of its target maturity year. Because Zero Coupon 2025 has reached its target maturity year, the portfolio managers may begin buying traditional coupon-bearing securities consistent with the fund’s investment objective and strategy. Additionally, as the fund’s zero-coupon securities mature, the proceeds from the retirement of these securities may be invested in zero-coupon securities, traditional coupon-bearing debt securities and cash equivalent securities. If shares of the fund are held until the fund is liquidated and all distributions are reinvested, the fund’s performance should be similar to an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The advisor expects that shareholders who hold their shares until the fund is liquidated and reinvest all distributions will realize an investment return and maturity value that do not differ significantly from the anticipated growth rate (AGR) and anticipated value at maturity (AVM) calculated on the day the shares were purchased.

The fund’s anticipated growth rate is an estimate of the annualized rate of growth of the fund that an investor may expect from the purchase date to the fund’s weighted average maturity date.

The anticipated value at maturity is an estimate of the fund’s net asset value as of the fund’s weighted average maturity date. It is based on the maturity values of the zero-coupon securities held by the fund.

As of the fund’s most recent fiscal year end, September 30, 2024, the fund’s Investor Class AGR was 3.44% and its AVM was $115.86. The AGR and AVM for the Advisor Class will differ from that of the Investor Class, depending on the expenses of that class.
When determining whether to buy or sell a security, the portfolio managers consider, among other things, the fund’s average maturity, current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.
Securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities are supported by the full faith and credit of the U.S. government. Zero-coupon U.S. government agency securities that are ultimately backed by securities or payment obligations of the U.S. Treasury and are considered by the market to be of comparable credit quality, such as Resolution Funding Corporation (REFCORP) bonds, are considered to be zero-coupon U.S. Treasury equivalents by the fund’s managers. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank, are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, these agencies or instrumentalities are authorized to borrow from the U.S. Treasury to meet their obligations.
Principal Risks
•Interest Rate Risk – Investments in debt securities are sensitive to interest rate changes and zero coupon securities are more sensitive to interest rate changes than traditional coupon-bearing securities. Generally, when interest rates rise, the fund’s share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes. A period of rising interest rates may negatively affect the fund’s performance. Additionally, in extreme low interest rate environments, the fund’s expenses may exceed the yields on the securities in which the fund invests, resulting in a negative anticipated growth rate (AGR). You may lose money as a result of holding fund shares with a negative AGR.
•Unanticipated Capital Gains or Losses – When shareholders redeem their shares before the target maturity date, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains or losses to all shareholders.
•Zero-Coupon U.S. Treasury Correlation – Although the fund’s investment policies are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year 2025, a precise forecast of the fund’s final maturity value and yield to maturity is not possible.
•Market Risk – The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economics and markets generally.
•Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows results for a U.S. Treasury zero-coupon security (STRIPS Issue) with a maturity date similar to the fund, as well as the Bloomberg U.S. 1-5 Year Treasury, which the advisor considers to be more representative of the fund’s investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (1Q 2020): 6.49%           Lowest Performance Quarter (4Q 2016): -6.90%

Average Annual Total Returns For the calendar year ended December 31, 2024	1 year	5 years	10 years
Investor Class Return Before Taxes	4.10%	1.06%	1.92%
Return After Taxes on Distributions	1.99%	-0.50%	0.33%
Return After Taxes on Distributions and Sale of Fund Shares	2.36%	0.17%	0.80%
Advisor Class Return Before Taxes	3.86%	0.81%	1.66%
Bloomberg U.S. Aggregate Bond Index[1] (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%
11/15/2025 STRIPS Issue (reflects no deduction for fees, expenses or taxes)	4.44%	1.48%	2.30%
Bloomberg U.S. 1-5 Year Treasury (reflects no deduction for fees, expenses or taxes)	3.30%	1.00%	1.33%
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
1    The fund’s broad-based securities market index changed from the Bloomberg U.S. 1-5 Year Treasury as a result of recent regulatory changes requiring that such index represent the overall applicable securities market.
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Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 1983.
James E. Platz, CFA, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2003.
Miguel Castillo, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century Investments since joining the advisor in 2008.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($1,000 for Coverdell Education Savings Accounts and IRAs). However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250 for all classes, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee-based accounts, and accounts through bank/trust and wealth management advisory organizations.
For all share classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Objectives, Strategies and Risks
Zero Coupon 2025 Fund
What are the fund’s investment objectives?
The fund seeks the highest return consistent with investment in U.S. Treasury securities.
What are the fund’s principal investment strategies?
Under normal circumstances, the fund will invest at least 80% of the value of its net assets in zero-coupon securities. Typically, other than during the fund’s target maturity year, the fund intends to exceed this 80% requirement and be fully invested in zero-coupon securities. The fund may change this 80% policy only upon 60 days prior written notice to shareholders.
The fund invests primarily in zero-coupon U.S. Treasury securities and their equivalents, and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. government agency securities. The fund is designed to provide an investment experience that is similar to a direct investment in a zero-coupon U.S. Treasury security.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
In the event of adverse market, economic, political, or other conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategy. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
What are zero-coupon securities?
Zero-coupon securities make no periodic interest or principal payments. Instead, they trade at a deep discount to their face value and all of the interest and principal is paid when the securities mature. Some zero-coupon securities are created by separating the interest and principal payment obligations of a traditional coupon-bearing bond. Each payment obligation becomes a separate zero-coupon security. Zero-coupon U.S. Treasury and U.S. government agency securities are created by financial institutions (such as broker-dealers), the U.S. Treasury and other agencies of the federal government. The U.S. Treasury and other agencies of the federal government may also issue zero-coupon securities directly.
Zero-coupon U.S. Treasury securities (Treasury zeros) are created by separating a Treasury bond’s interest and principal payment obligations. The important characteristic of Treasury zeros is that payment of the final maturity value is an obligation of the U.S. Treasury and is backed by the full faith and credit of the U.S. government.
Zero-coupon U.S. government agency securities (agency zeros) operate in all respects like Treasury zeros, except that they are created by separating the interest and principal payment obligations of bonds issued by the agency. Unlike Treasury zeros, payment of the final maturity value is the obligation of the issuing agency. If the agency zeros are ultimately backed by securities or payment obligations of the U.S. Treasury and are generally considered by the market to be of comparable credit quality, the manager considers them Treasury zero equivalents. Resolution Funding Corporation (REFCORP) bonds are an example of such securities. Otherwise, the manager will limit purchases of agency zeros to those that receive the highest rating (AAA) by an independent rating organization and will further limit such investments to 20% of a fund’s assets. Examples include securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Financing Corporation (FICO). The funds’ credit quality restrictions apply at the time of purchase; a fund will not necessarily sell securities if they are downgraded by a rating agency.
Zero-coupon securities are beneficial for investors who wish to invest for a fixed period of time at a selected rate. When an investor purchases a traditional coupon-bearing bond, it is paid periodic interest at a predetermined rate. This interest payment must be reinvested elsewhere. However, the investor may not be able to reinvest this interest payment in an investment that has a return similar to a traditional coupon-bearing bond. This is called reinvestment risk. Because zero-coupon securities do not pay interest periodically, investors in zero-coupon securities are not exposed to reinvestment risk.
How is an investment in the fund like an investment in zero-coupon U.S. Treasury securities?
The investment performance of the fund is designed to be similar to an investment in zero-coupon U.S. Treasury securities. If you invest in the fund, reinvest all distributions and hold your shares until the fund is liquidated, your investment experience should be similar to that of an investment in a zero-coupon U.S. Treasury security with the same term to maturity as the fund. The fund is managed to provide an investment return that will not differ substantially from the anticipated growth rate (AGR) calculated on the day the shares were purchased. The fund also is managed to provide maturity value that will not differ substantially from the anticipated value at maturity (AVM) calculated on the day the shares were purchased.

A fund’s anticipated growth rate is an estimate of the annualized rate of growth of the fund that an investor may expect from the purchase date to the fund’s weighted average maturity date.

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The anticipated value at maturity is an estimate of a fund’s net asset value as of the fund’s weighted average maturity date. It is based on the maturity values of the zero-coupon securities held by the fund.

The advisor calculates the fund’s AGR and AVM every business day. AGR and AVM calculations assume, among other factors, that the fund’s operating expenses (as a percentage of the fund’s assets) and composition of securities held by the fund remain constant for the life of the fund. While many factors can influence each fund’s daily AGR and AVM, they tend to fluctuate within narrow ranges. The following table shows how the fund’s AVM for the Investor Class has fluctuated in the last five years. The AVM for the Advisor Class of the fund will differ from that of the Investor Class, depending on the expenses of that class.

Anticipated Values at Maturity
	9/30/2020	9/30/2021	9/30/2022	9/30/2023	9/30/2024
Zero Coupon 2025	$116.15	$116.11	$116.14	$116.09	$115.86

This table is designed to show the narrow ranges in which the fund’s AVM varies over time. There is no guarantee that a fund’s AVM will fluctuate as little in the future.
What happens when the fund reaches its maturity year?
•The portfolio managers may begin buying traditional coupon-bearing securities consistent with the fund’s investment objective and strategy.
•As the fund’s zero-coupon securities mature, the proceeds from the retirement of these securities may be invested in zeros, traditional coupon-bearing debt securities and cash equivalent securities.
•The fund will be liquidated near the end of its maturity year.
What are the principal risks of investing in the fund?
Investments in debt securities are sensitive to interest rate changes. Funds with longer weighted average maturities are generally more sensitive to interest rate changes. When interest rates rise, the fund’s share value will decline, but the share values of funds with longer weighted average maturities generally will decline further. A period of rising interest rates may negatively affect the fund’s performance.
Zero-coupon securities are more sensitive to interest rate changes than traditional coupon-bearing securities. Additionally, in extreme low interest rate environments, the fund’s expenses may exceed the yields on the securities in which the fund invests, resulting in a negative anticipated growth rate (AGR). You may lose money as a result of holding fund shares with a negative AGR.
While we recommend that shareholders hold their investment in the fund until the fund is liquidated, we do not restrict your (or any other shareholders) ability to redeem shares. When the fund’s shareholders redeem their shares before the target maturity year, the fund may need to liquidate holdings to meet these redemptions and unanticipated capital gains or losses may result. The fund will distribute these capital gains and losses to all shareholders.
The portfolio managers adhere to investment policies that are designed to provide an investment that is similar to investing in a zero-coupon U.S. Treasury security that matures in the year identified in the fund’s name. However, an investment in the fund involves different risks. A precise forecast of the fund’s final maturity value and yield to maturity is not possible.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs and/or have tax consequences. To the extent that a large shareholder (including another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.
The value of the securities owned by the fund may go up and down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular industries, real or perceived adverse economic conditions or investor sentiment generally.
Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
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Management
Who manages the fund?
The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.
The Board of Trustees
The Board of Trustees is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The trustees’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the trustees are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of certain accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee) and (ii) the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund (the Complex Fee). For purposes of determining the Category Fee and Complex Fee, the assets of funds managed by the advisor that invest exclusively in the shares of other funds (fund of funds) are not included. The statement of additional information contains detailed information about the calculation of the management fee.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended September 30, 2024	Investor Class	Advisor Class
Zero Coupon 2025	0.54%	0.54%
A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement with the advisor is available on the fund’s website and filed on the fund’s Form N-CSR for the fiscal period ending September 30, 2024.
The Fund Management Team
The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Global Fixed Income Investment Committee, which is responsible for periodically adjusting the fund’s dynamic investment parameters based on economic and market conditions. All portfolio managers listed below are responsible for security selection and portfolio construction for the fund within these parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions for the fund.
The individuals listed below are jointly and primarily responsible for the day-to-day management of the fund described in this prospectus.
Robert V. Gahagan (Global Fixed Income Investment Committee Representative)
Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 1983. He has a bachelor’s degree in economics and an MBA from the University of Missouri – Kansas City.

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James E. Platz
Mr. Platz, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2003. He received a bachelor’s degree in history and political economies of industrial societies from the University of California – Berkeley, and an MBA from the University of Southern California. He is a CFA charterholder.
Miguel Castillo
Mr. Castillo, Vice President and Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2008 as a senior fixed income trader. He was promoted to portfolio manager in 2014. He has a bachelor’s degree in banking and finance from Escuela Bancaria Y Comercial, Mexico City, and an MBA from the University of Minnesota.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objectives of the fund. The Board of Trustees and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.
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Investing Directly with American Century Investments
Services Automatically Available to You
Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.
Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.
Account Maintenance Fee
If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $25 annual account maintenance fee if the value of those shares is less than $25,000. We will determine the amount of your total eligible investments once per year, generally the last Friday in October. If the value of those investments is less than $25,000 at that time, we will automatically redeem shares in one of your accounts to pay the $25 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts registered under your Social Security number (including directly held American Century Investments mutual fund accounts, as well as certain retirement, American Century Brokerage, American Century Price Client Group, American Century Digital Advice, and Learning Quest 529 accounts).
The account maintenance fee is automatically waived for any accounts for which the shareholder has elected to receive electronic delivery of all of the following: account statements, transaction confirmations, prospectuses, and shareholder reports. Paper copies of fund documents remain available, free of charge, to any shareholder upon request.
American Century Investments reserves the right to authorize additional waivers for other types of accounts or to modify the conditions for assessment of the account maintenance fee.
Wire Purchases
Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)
•American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•Your American Century Investments account number and fund name
•Your name
•The contribution year (for IRAs only)
•Dollar amount
New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.
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Ways to Manage Your Account
ONLINE
americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with a shared owner (restrictions apply).
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.
IN PERSON
If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.
•4400 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday
BY TELEPHONE
Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call a representative or use our Automated Information Line to exchange your shares from one American Century Investments account to another with a shared owner (restrictions apply) (available only to Investor Class shareholders).
Make additional investments: Call a representative or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call a representative or use our Automated Information Line (if your account is under an employer-sponsored retirement plan, you may be required to complete a form). The Automated Information Line redemptions are up to $25,000 per day per account and are available for Investor Class shareholders only.
BY MAIL OR FAX
Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with a shared owner (restrictions apply).
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Complete the appropriate redemption form to sell shares. Forms are available at americancentury.com/forms or call a representative to request a form.
AUTOMATICALLY
Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with a shared owner (restrictions apply).
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis by drafting your bank account. You must invest at least $50 per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.
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Investing Through a Financial Intermediary
The fund may be purchased by participants in employer-sponsored retirement plans or through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.
Although each class of the fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.
Investor Class
Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.
Advisor Class
Advisor Class shares are available for purchase through broker-dealers and other financial intermediaries without sales charges or commissions but carry an ongoing distribution and service (12b-1) fee.
Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor and Advisor Class shares. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. Advisor Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century does not impose minimum initial investment amount, plan size or participant number requirement by class for employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.
Moving Between Share Classes and Accounts
You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.
Buying and Selling Shares Through a Financial Intermediary
Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include
•minimum investment requirements
•exchange policies
•fund choices
•cutoff time for investments
•trading restrictions
In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.
The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.
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If you submit a transaction request through a financial intermediary that does not have a selling agreement with us, or if the financial intermediary’s selling agreement does not cover the type of account or share class requested, we may reject or cancel the transaction without prior notice to you or the intermediary.
Investor Class shares may also be available on brokerage platforms of financial intermediaries that have agreements with American Century Investments to offer such shares solely when acting as an agent for the shareholder. A shareholder transacting in Investor Class shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund may be available in other share classes that have different fees and expenses.
See Additional Policies Affecting Your Investment for more information about investing with us.
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Additional Policies Affecting Your Investment
Eligibility for Investor Class Shares
The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:
•self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•employer-sponsored retirement plans
•broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•insurance products and bank/trust products where fees are being charged
The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.
Minimum Initial Investment Amounts
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. However, American Century Investments will waive the fund minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the fund minimum. Investors opening accounts through financial intermediaries may open an account with $250, but the financial intermediaries may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account and IRAs	$1,000[1,2]
Employer-sponsored retirement plans	No minimum
1    American Century Investments will waive the minimum if you make an initial investment of at least $500 and continue to make automatic investments of at least $100 a month until reaching the minimum.
2    The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.
Subsequent Purchases
There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.
Redemptions
Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.
Generally, we expect to remit your redemption proceeds to you one business day after we process your transaction. However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. We may also require a signature guarantee for redemptions in other situations, as described below. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.
Additionally, if you are age 65 or older, or if we have reason to believe you have a mental or physical impairment that renders you unable to protect your own interest, we may temporarily delay the disbursement of redemption proceeds from your account if we believe that you have been the victim of actual or attempted financial exploitation. This temporary delay will be for an initial period of no more than 15 business days while we conduct an internal review of the facts and circumstances of the suspected financial exploitation. If our internal review supports our belief that actual or attempted financial exploitation has occurred or is occurring, we may extend the hold for up to 10 additional business days. At the expiration of the additional hold time, if we have not confirmed that exploitation has occurred, the proceeds will be released to you.
Under normal market conditions, the fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling portfolio securities. However, we reserve the right to honor certain redemptions with securities, rather than cash, as described
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in the next section. Additionally, the fund may consider interfund lending to meet redemption requests. The fund is more likely to use these other methods to meet large redemption requests or during times of market stress.
Special Requirements for Large Redemptions
If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. To the extent practicable, these securities will represent your pro rata share of the fund’s securities.
We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash. These securities remain subject to market risk until sold, and you may incur capital gains and/or losses when you sell the securities.
If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.
Redemption of Shares in Accounts Below Minimum
If your account balance falls below the minimum initial investment amount for any reason, or if you cancel your automatic monthly investment plan prior to reaching the fund minimum, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum or reinstate your automatic monthly investment plan. Please note that you may incur tax liability as a result of the redemption.
Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.
Signature Guarantees
A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.
•Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners;
•Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account;
•You are transferring ownership of an account over $100,000;
•You change your address and request a redemption over $100,000 within seven days;
•You request proceeds from redemptions, dividends, or distributions be sent to an address or financial institution differing from those on record; or
•You make a redemption or other transaction request via telephone, and we are unable to verify your identity.
We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison or notarized signature, at our discretion.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s
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performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Trustees has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
American Century Investments uses a variety of techniques to monitor for and detect frequent trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of frequent trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.
Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:
•within seven days of the purchase; or
•within 30 days of the purchase, if it happens more than once per year.
To the extent practicable, we try to use the same approach for defining frequent trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.
The frequent trading limitations do not apply to the following types of transactions:
•purchases of shares through reinvested distributions (dividends and capital gains);
•redemption of shares to pay fund or account fees;
•CheckWriting redemptions;
•redemptions requested following the death of a registered shareholder;
•transactions through automatic purchase or redemption plans;
•transfers and re-registrations of shares within the same fund;
•shares exchanged from one share class to another within the same fund;
•transactions by 529 college savings plans and funds of funds (however shareholders of American Century’s funds of funds are subject to the limitations); and
•reallocation or rebalancing transactions in broker-dealer sponsored fee-based wrap and advisory programs.
For shares held in employer-sponsored retirement plans, generally only participant-directed exchange transactions are subject to the frequent trading restrictions. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, or SARSEPs.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties and restrictions may not be applied uniformly in all cases.
Your Responsibility for Unauthorized Transactions
American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting additional identifying information, requiring personalized security codes or other information online, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the
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Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.
A Note About Mailings to Shareholders
To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address, may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments Brokerage accounts, please call 1-888-345-2071.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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Share Price and Distributions
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund is the current value of the class’s assets, minus any liabilities, divided by the number of shares of the class outstanding.
Readily available market quotations for fixed income securities shall generally be received from independent pricing services that have been approved by the Board. It is anticipated that such pricing services will generally provide evaluated prices based on accepted industry conventions. Evaluated prices are commonly derived through utilization of market models. Such models take into consideration various market factors and security characteristics. These may include, but are not limited to, the following: trade data, quotations from broker-dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities and other relevant security specific information. Debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.
If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to, a debt security has been declared in default or trading in a security has been halted during the trading day.
If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.
With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies), the fund’s NAV will be calculated based upon the NAVs of such registered investment companies. These registered investment companies are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that a fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stocks or bonds, from the time the assets are purchased.
You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Generally, participants in tax-deferred retirement plans reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.
Reverse Share Splits
When the fund pays its distributions, the board also declares a reverse share split for the fund that exactly offsets the per-share amount of the distribution. If you reinvest your dividends, this reverse share split means that you will hold exactly the same number of shares after a dividend as you did before. This reverse share split makes changes in the fund’s share prices behave like changes in the values of zero-coupon securities.
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Fund Liquidation
During the fund’s target maturity year, the Board of Trustees will adopt a plan of liquidation that specifies the last day investors can open a new account, the last day the fund will accept new investments from existing investors, and the liquidation date of the fund. During the fund’s target maturity year, you will be asked how you want to receive the proceeds from the liquidation of your shares. You can choose one of the following:
•cash; or
•shares of another American Century Investments mutual fund.
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Taxes
Some of the tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Distributions by the fund of dividend and interest income, capital gains and other income it has generated through its investment activities will generally be taxable to shareholders who hold shares in a taxable account. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.
Tax-Deferred Accounts
If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.
Taxable Accounts
If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.
Taxability of Distributions
Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains. The fund does not expect a significant portion of its distributions to be derived from qualified dividend income.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period and the stock was not on loan at the time of the dividend.

The tax character of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.
If a fund’s distributions exceed current and accumulated earnings and profits, such excess will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.
For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax character of fund distributions for each calendar year in an annual tax mailing.
If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.
Taxes on Transactions
Your redemptions—including exchanges to other American Century Investments mutual funds—are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.
If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.
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Buying a Dividend
Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.
The risk in buying a dividend is that the fund’s portfolio may build up taxable income and gains throughout the period covered by a distribution, as income is earned and securities are sold at a profit. The fund distributes the income and gains to you, after subtracting any losses, even if you did not own the shares when the income was earned or the gains occurred.
If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the income earned or the gains realized in the fund’s portfolio.
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Multiple Class Information
The fund offers multiple classes of shares. The classes have different fees, expenses, eligibility requirements and/or minimum investment requirements. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.
Service, Distribution and Administrative Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Advisor Class offered by this prospectus has a 12b-1 plan. Under the Advisor Class Plan, the fund’s Advisor Class pays the distributor an annual fee of 0.25% of Advisor Class average net assets for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make Advisor Class shares available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, the Advisor Class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.
Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may pay partnership and/or sponsorship fees to support seminars, conferences, and other programs designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. The distributor also may pay fees related to obtaining data regarding intermediary or financial advisor activities to assist American Century Investments with sales reporting, business intelligence, and training and education opportunities. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of their available assets, and not paid by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

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Financial Highlights
Understanding the Financial Highlights
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.
On a per-share basis, the table includes as appropriate
•share price at the beginning of the period
•investment income and capital gains or losses
•distributions of income and capital gains paid to investors
•reverse share split
•share price at the end of the period
The table also includes some key statistics for the period as appropriate
•Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow for the fiscal year ended September 30, 2024 have been audited by Deloitte & Touche LLP. The Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s Form N-CSR, which is available upon request.

23

Zero Coupon 2025 Fund

Financial Highlights

For a Share Outstanding Throughout the Years Ended September 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Reverse Share Split	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$105.28	4.69	1.73	6.42	(4.32)	—	(4.32)	4.32	$111.70	6.10%	0.55%	4.33%	10%	$132,102
2023	$103.40	4.20	(2.32)	1.88	(3.61)	—	(3.61)	3.61	$105.28	1.83%	0.55%	3.99%	7%	$171,527
2022	$113.92	3.81	(14.33)	(10.52)	(3.34)	(0.36)	(3.70)	3.70	$103.40	(9.24)%	0.54%	3.50%	10%	$138,654
2021	$116.13	3.40	(5.61)	(2.21)	(3.03)	(1.42)	(4.45)	4.45	$113.92	(1.91)%	0.54%	2.96%	13%	$150,321
2020	$107.31	3.78	5.04	8.82	(3.71)	(0.45)	(4.16)	4.16	$116.13	8.23%	0.55%	3.38%	19%	$148,086
Advisor Class
2024	$98.88	4.15	1.62	5.77	(4.05)	—	(4.05)	4.05	$104.65	5.85%	0.80%	4.08%	10%	$1,706
2023	$97.35	3.70	(2.17)	1.53	(3.35)	—	(3.35)	3.35	$98.88	1.56%	0.80%	3.74%	7%	$2,140
2022	$107.53	3.33	(13.51)	(10.18)	(3.06)	(0.36)	(3.42)	3.42	$97.35	(9.47)%	0.79%	3.25%	10%	$1,919
2021	$109.89	2.94	(5.30)	(2.36)	(2.74)	(1.42)	(4.16)	4.16	$107.53	(2.15)%	0.79%	2.71%	13%	$2,549
2020	$101.79	3.30	4.80	8.10	(3.44)	(0.45)	(3.89)	3.89	$109.89	7.96%	0.80%	3.13%	19%	$2,524

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

Notes

Where to Find More Information
Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semiannual financial statements This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s Form N-CSR for the fiscal period ending September 30, 2024.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports, and other information such as fund financial statements, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.
The Securities and Exchange Commission (SEC)
Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-04165
CL-PRS-90856   2502

February 1, 2025

American Century Investments
Statement of Additional Information

American Century Target Maturities Trust

Zero Coupon 2025 Fund
Investor Class (BTTRX)
Advisor Class (ACTVX)

This statement of additional information adds to the discussion in the fund’s prospectus dated February 1, 2025 but is not a prospectus. The statement of additional information should be read in conjunction with the fund’s current prospectus. If you would like a copy of the prospectus, please contact us at the address or telephone numbers listed on the back cover or visit American Century Investments’ website at americancentury.com.

This statement of additional information incorporates by reference certain information that appears in the fund’s financial statements, which are included in the fund’s Form N-CSR. You may obtain a free copy of the fund’s annual report, as well as financial statements and other information, by calling 1-800-345-2021.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.

Table of Contents

The Fund’s History	2
Fund Investment Guidelines	2
Fund Investments and Risks	2
Investment Strategies and Risks	2
Investment Policies	6
Temporary Defensive Measures	8
Portfolio Turnover	8
Disclosure of Portfolio Holdings	8
Management	12
Board of Trustees	12
Officers	17
Code of Ethics	18
Proxy Voting Policies	18
The Funds’ Principal Shareholders	18
Service Providers	18
Investment Advisor	18
Portfolio Managers	20
Transfer Agent and Administrator	22
Sub-Administrator	23
Distributor	23
Custodian Bank	23
Securities Lending Agent	23
Independent Registered Public Accounting Firm	23
Brokerage Allocation	23
Regular Broker-Dealers	24
Information About Fund Shares	25
Fund Liquidations	25
Multiple Class Structure	25
Valuation of a Fund’s Securities	27
Taxes	27
Federal Income Tax	27
State and Local Taxes	28
Financial Statements	29

Appendix A – Principal Shareholders	A-1
Appendix B – Payments to Dealers	B-1
Appendix C – Buying and Selling Fund Shares	C-1
Appendix D – Explanation of Fixed-Income Securities Ratings	D-1
Appendix E – Proxy Voting Policies	E-1

The Fund’s History
American Century Target Maturities Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on March 25, 1985. Until January 1997, it was known as Benham Target Maturities Trust. Throughout this statement of additional information we refer to American Century Target Maturities Trust as the trust.
The fund described in this statement of additional information is a separate series of the trust and operates for many purposes as if it were an independent company. The fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.
Effective November 1, 2010, Target 2025 Fund was renamed Zero Coupon 2025 Fund.

Fund	Ticker Symbol	Inception Date
Zero Coupon 2025 Fund
Investor Class	BTTRX	02/15/1996
Advisor Class	ACTVX	06/01/1998
Fund Investment Guidelines
This section explains the extent to which the fund’s advisor, American Century Investment Management, Inc. (ACIM), can use various investment vehicles and strategies in managing the fund’s assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, below. In the case of the fund’s principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectus.
The fund is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies).
To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year
(1)no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and
(2)with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) and it does not own more than 10% of the outstanding voting securities of a single issuer.
Unless otherwise noted, the investment restrictions described below and in the fund’s prospectus are measured at the time of the transaction in the security. If market action affecting fund securities (including, but not limited to, appreciation, depreciation or a credit rating event) causes the fund to exceed an investment restriction, the advisor is not required to take immediate action. Under normal market conditions, however, the advisor’s policies and procedures indicate that the advisor will not make any purchases that will make the fund further outside the investment restriction.
Fund Investments and Risks
Investment Strategies and Risks
This section describes investment vehicles and techniques the portfolio managers can use in managing the fund’s assets. It also details the risks associated with each, because each investment vehicle and technique contributes to the fund’s overall risk profile.
Cash Management
The fund may invest in U.S. government agency overnight discount notes or any money market fund, including those managed by the advisor, provided that the investment is consistent with the fund’s investment policies and restrictions.
In order to meet anticipated redemptions, anticipated purchases of additional securities for the fund’s portfolio, or, in some cases, for temporary defensive purposes, the fund may invest a portion of its assets in money market and other short-term securities issued or guaranteed by the U.S. government and its agencies and instrumentalities.
Coupon-Bearing U.S. Treasury Securities
U.S. Treasury bills, notes and bonds are direct obligations of the U.S. Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates. Coupon-bearing securities generate current interest payments, and part of the fund’s return may come from reinvesting interest earned on these securities.

Cyber Security Risk
As the fund increasingly relies on technology and information systems to operate, it becomes susceptible to operational risks linked to security breaches in those information systems. Both calculated attacks and unintentional events can cause failures in the fund’s information systems. Cyber attacks can include acquiring unauthorized access to information systems, usually through hacking or the use of malicious software, for purposes of stealing assets or confidential information, corrupting data, or disrupting fund operations. Cyber attacks can also occur without direct access to information systems, for example by making network services unavailable to intended users. Cyber security failures by, or breaches of the information systems of, the advisor, distributors, broker-dealers, other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities the fund invests in may also cause disruptions and impact the fund’s business operations. Breaches in information security may result in financial losses, interference with the fund’s ability to calculate NAV, impediments to trading, inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Additionally, the fund may incur substantial costs to prevent future cyber incidents. The fund has a business continuity plan in the event of, and risk management systems to help prevent, such cyber attacks, but these plans and systems have limitations including the possibility that certain risks have not been identified. Moreover, the fund does not control the cyber security plans and systems of our service providers and other third party business partners. The fund and its shareholders could be negatively impacted as a result.
LIBOR Transition Risk
The London Interbank Offered Rate (“LIBOR”) is a benchmark interest rate intended to be representative of the rate at which major international banks who are members of the British Bankers Association lend to one another over short-terms. Following manipulation allegations, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced a plan to phase out the use of LIBOR. The transition process to a replacement rate or rates may lead to increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition may also result in a change in the value of certain instruments the fund holds or a change in the cost of temporary borrowing for the fund. When LIBOR is discontinued, the LIBOR replacement rate may be lower than market expectations, which could have an adverse impact on the value of preferred and debt-securities with floating or fixed-to-floating rate coupons. The transition away from LIBOR could result in losses to the fund.
Loans of Portfolio Securities
In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund’s total assets valued at market, however, this limitation does not apply to purchases of debt securities in accordance with the fund’s investment objectives, policies and limitations, or to repurchase agreements with respect to portfolio securities.
Cash received from the borrower as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. If a borrower defaults on a securities loan because of insolvency or other reasons, the lending fund could experience delays or costs in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor adheres to guidelines prescribed by the Board of Trustees governing lending of securities. These guidelines strictly govern:
(1)the type and amount of collateral that must be received by the fund;
(2)the circumstances under which additions to that collateral must be made by borrowers;
(3)the return to be received by the fund on the loaned securities;
(4)the limitations on the percentage of fund assets on loan; and
(5)the credit standards applied in evaluating potential borrowers of portfolio securities.
In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

Managing to the Target Year
Anticipated Value at Maturity
The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.
To provide a comparable investment opportunity while allowing investors the flexibility to purchase or redeem shares each day the fund is open for business, each fund consists primarily of zero-coupon bonds but is actively managed to accommodate shareholder activity and to take advantage of perceived market opportunities. Because of this active management approach, the portfolio managers do not guarantee that a certain price per share will be attained by the time the fund is liquidated. Instead, the portfolio managers attempt to track the price behavior of a directly held zero-coupon U.S. Treasury security by:
(1)Maintaining a weighted average maturity within the fund’s target maturity year;
(2)Investing at least 90% of assets in securities that mature within one year of the fund’s target maturity year;
(3)Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero and in their equivalents);
(4)Under normal conditions, maintaining a cash balance of less than 1%;
(5)Executing portfolio transactions necessary to accommodate net shareholder purchases or redemptions on a daily basis; and
(6)Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.
These measures enable the portfolio managers to calculate an anticipated value at maturity (AVM) for the fund that approximates the price per share the fund will achieve by its weighted average maturity date. The AVM calculation is as follows:

AVM	=	NAV	(1+AGR 2)	2T
where NAV = the fund’s current price per share, T = the fund’s weighted average term to maturity in years, and AGR = the fund’s anticipated growth rate.
This calculation assumes that the shareholder will reinvest all dividend and capital gain distributions (if any). It also assumes an expense ratio and a portfolio composition that remain constant for the life of the fund. Because fund expenses and composition do not remain constant, the portfolio managers calculate AVM for the fund each day the fund is open for business.
In addition to the measures described above, which the advisor believes are adequate to ensure close correspondence between the price behavior of the fund and the price behavior of directly held zero-coupon bonds with comparable maturities, the fund has made an undertaking to the Securities and Exchange Commission (SEC) that the fund will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities while the fund is within two to four years of its target maturity year. This undertaking may be revoked if the market supply of zero-coupon securities diminishes unexpectedly, although it will not be revoked without prior consultation with the SEC. In addition, the advisor has undertaken that any coupon-bearing bond purchased on behalf of the fund will have a duration that falls within the fund’s target maturity year.
Anticipated Growth Rate
The portfolio managers also calculate an anticipated growth rate (AGR) for the fund each day the fund is open for business. AGR calculated on the date of purchase is the annualized rate of growth an investor may expect from that purchase date to the fund’s target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that the investor will reinvest all dividends and capital gain distributions (if any) and that the fund’s expense ratio and portfolio composition will remain constant. The fund’s AGR changes from day to day primarily because of changes in interest rates and, to a lesser extent, changes in portfolio composition and other factors that affect the value of the fund’s investments.
The advisor expects that shareholders who hold their shares until the fund’s weighted average maturity date and who reinvest all dividends and capital gain distributions, if any, will realize an investment return and maturity value that do not differ substantially from the AGR and AVM calculated on the day his or her shares were purchased.
As a demonstration of how the fund has behaved over time, the following table shows the AGR and AVM for the Investor Class of the fund as of September 30 for each of the past five years.
The AVM for the Advisor Class of the fund will differ from that of the Investor Class, depending on the expenses of that class.
The fund’s share prices and growth rates are not guaranteed by the trust or any of its affiliates. There is no guarantee that the fund’s AVMs and AGRs will fluctuate in the same manner in the future as they have in the past.

Anticipated Growth Rate	9/30/2020	9/30/2021	9/30/2022	9/30/2023	9/30/2024
Zero Coupon 2025	0.002%	0.46%	3.76%	4.64%	3.44%
Anticipated Value at Maturity	9/30/2020	9/30/2021	9/30/2022	9/30/2023	9/30/2024
Zero Coupon 2025	$116.15	$116.11	$116.14	$116.09	$115.86
Other Investment Companies
The fund may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange traded funds (ETFs) and other open-end investment companies, provided that the investment is consistent with the fund’s investment policies and restrictions. Under the Investment Company Act, a fund’s investment in such securities, subject to certain exceptions, currently is limited to
•3% of the total voting stock of any one investment company;
•5% of the fund’s total assets with respect to any one investment company; and
•10% of a fund’s total assets in the aggregate.
Such exceptions may include reliance on Rule 12d1-4 of the Investment Company Act. Rule 12d1-4, subject to certain requirements, would permit the fund to invest in affiliated investment companies (other American Century mutual funds and ETFs) and unaffiliated investment companies in excess of the limitations described above.
The fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.
As a shareholder of another investment company, the fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that the fund bears directly in connection with its own operations.
ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or index-based. The fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities, to gain exposure to specific asset classes or sectors, or as a substitute for investing directly in securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities. Additionally, because the price of ETF shares is based on market price rather than net asset value (NAV), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchasing or selling ETF shares.
Zero-Coupon U.S. Treasury Securities and their Equivalents
Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Unlike traditional U.S. Treasury securities, these securities are sold at a discount to their face value and all of the interest and principal is paid when the securities mature. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and generic TRs (Treasury Receipts).
The U.S. Treasury subsequently introduced a program called Separate Trading of Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.
Zero-coupon Treasury equivalent securities are government agency debt securities that are ultimately backed by obligations of the U.S. Treasury and are considered by the marketplace to be backed by the full faith and credit of the U.S. Treasury. These securities are created by financial institutions (like broker-dealers) and by U.S. government agencies. For example, the Resolution Funding Corporation (REFCORP) issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the Federal Reserve Bank of New York. The principal amount and maturity date of REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros. REFCORP zeros are the unmatured coupons and principal portions of REFCORP bonds. Other examples of zero-coupon Treasury equivalents include Federal Judiciary Office Building COPs, Government Trust Certificates and securities issued by the Agency for International Development (AID).
The U.S. government may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

Zero-Coupon U.S. Government Agency Securities
A number of U.S. government agencies and government-sponsored enterprises issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to homebuyers or farmers. Among these agencies are the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), the Financing Corporation, the Federal Farm Credit Banks and the Tennessee Valley Authority.
Zero-coupon U.S. government agency securities operate in all respects like zero-coupon Treasury securities and their equivalents, except that they are created by separating a U.S. government agency bond’s interest and principal payment obligations. The final maturity value of a zero-coupon U.S. government agency security is a debt obligation of the issuing agency. Some agency securities are backed by the full faith and credit of the U.S. government, while others are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury. The fund will limit its purchase of zero-coupon U.S. government agency securities to those that receive the highest rating (AAA) by an independent rating organization. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.
Securities issued by U.S. government agencies in zero-coupon form are referred to as original issue zero-coupon securities.
Current Status of Fannie Mae and Freddie Mac
Since September 2008, Fannie Mae and Freddie Mac have operated under a conservatorship administered by the Federal Housing Finance Agency (FHFA). In addition, the U.S. Treasury has entered into senior preferred stock purchase agreements (SPSPAs) to provide additional financing to Fannie Mae and Freddie Mac. Although the SPSPAs are intended to provide Fannie Mae and Freddie Mac with the necessary cash resources to meet their obligations, Fannie Mae and Freddie Mac continue to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.
The future status and role of Fannie Mae or Freddie Mac could be impacted by, among other things, the actions taken and restrictions placed on Fannie Mae or Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s or Freddie Mac’s operations and activities under the senior preferred stock purchase agreements, market responses to developments at Fannie Mae or Freddie Mac, and future legislative, regulatory, or legal action that alters the operations, ownership, structure and/or mission of Fannie Mae or Freddie Mac, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Fannie Mae and Freddie Mac.
Investment Policies
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time the fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the fund’s assets will not be considered in determining whether it has complied with its investment policies.
Fundamental Investment Policies
The fund’s fundamental investment policies are set forth below. These investment policies, the fund’s investment objective set forth in its prospectus, and the fund’s status as diversified may not be changed without approval of a majority of the outstanding votes of shareholders of the fund. Under the Investment Company Act, the vote of a majority of the outstanding votes of shareholders means, the vote of (A) 67 percent or more of the voting securities present at a shareholder meeting, if the holders of more than 50 percent of the outstanding voting securities are present or represented by proxy; or (B) more than 50 percent of the outstanding voting securities, whichever is less.

Subject	Policy
Senior Securities	A fund may not issue senior securities, except as permitted under the Investment Company Act.
Borrowing	A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).
Lending	A fund may not lend any security or make any other loan if, as a result, more than 33⅓% of the fund’s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
Real Estate	A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
Concentration	A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
Underwriting	A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
Commodities	A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
Control	A fund may not invest for purposes of exercising control over management.
For purposes of the investment policy relating to senior securities, the fund may borrow from any bank provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the fund. In the event that such asset coverage falls below 300%, the fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings is at least 300%.
For purposes of the investment policies relating to lending and borrowing, the fund has received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the fund may borrow money from or lend money to other American Century Investments-advised funds that permit such transactions. All such transactions will be subject to the limits on borrowing and lending set forth above. The fund will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
For purposes of the investment policy relating to concentration, the fund shall not purchase any securities that would cause 25% or more of the value of the fund’s net assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that
(a)there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations, (except that an Industrial Development Bond backed only by the assets and revenues of a non-governmental user will be deemed to be an investment in the industry represented by such user),
(b)wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents,
(c)utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and
(d)personal credit and business credit businesses will be considered separate industries.
Nonfundamental Investment Policies
In addition, the fund is subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Liquidity	A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
Short Sales	A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts, options, and other derivative instruments are not deemed to constitute selling securities short.
Margin	A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving futures, options (puts, calls, etc.), swaps, short sales, forward contracts, commitment agreements, and other similar investment techniques shall not be deemed to constitute purchasing securities on margin.
The Investment Company Act imposes certain additional restrictions upon the fund’s ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership.
Temporary Defensive Measures
For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:
•U.S. government securities and repurchase agreements collateralized by U.S. government securities; and
•money market funds.
To the extent the fund assumes a defensive position, it may not achieve its investment objective.
Portfolio Turnover
Under normal conditions, the fund’s annual portfolio turnover rate is not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the portfolio managers carefully weigh the potential benefits of short-term investing against these considerations.
The portfolio turnover rate of the fund for the most recent fiscal year is included in the Fund Summary section of the fund’s prospectus. The portfolio turnover rate for the fund’s last five fiscal years is shown in the Financial Highlights table in the prospectus. Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers’ investment outlook.
Disclosure of Portfolio Holdings
The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.
Distribution to the Public
Month-end full portfolio holdings for the fund will generally be made available for distribution 15 days after the end of each calendar quarter for each of the preceding three months. This disclosure is in addition to the portfolio disclosure in annual and semiannual shareholder reports and the quarter-end portfolio disclosures on Form N-PORT. Such disclosures are filed with the Securities and Exchange Commission within 60 days of each fiscal quarter end and also posted on americancentury.com at approximately the same time the filings are made. The distribution of holdings after the above time periods is not limited.
On a monthly basis, top 10 holdings (on an absolute basis and relative to the appropriate benchmark) for each fund will generally be made available for distribution 7 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Portfolio characteristics that are derived from portfolio holdings will be made available for distribution 7 days after the end of each month, or as soon thereafter as possible, which timeframe may vary by fund. Certain characteristics, as determined by the advisor, will be posted on americancentury.com monthly at approximately the time they are made available for distribution. Data derived from portfolio returns and any other characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics to or from those considered confidential at any time.
Any American Century Investments fund that sells securities short as an investment strategy will disclose full portfolio holdings in annual and semiannual shareholder reports and on Form N-PORT. These funds will make long and short holdings as of the end of a calendar quarter available for distribution 15 days after the end of each calendar quarter. These funds may also make limited disclosures as noted in the Single Event Requests section below. The distribution of holdings after the above time periods is not limited.
Examples of securities (both long and short) currently or previously held in a portfolio may be included in presentations or other marketing documents as soon as available. The inclusion of such examples is at the relevant portfolio’s team discretion.
So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds’ shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.
Accelerated Disclosure
The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.
Ongoing Arrangements
Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary’s or consultant’s clients, and the review of fund performance for ERISA fiduciary purposes.
In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the fund’s distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor’s legal department.
Those parties who have entered into non-disclosure agreements as of September 30, 2024 are as follows:
•Aetna Inc.
•Alight Solutions LLC
•AllianceBernstein L.P.
•American Fidelity Assurance Co.
•Ameritas Life Insurance Corporation
•AMP Capital Investors Limited
•Annuity Investors Life Insurance Company
•Aon Hewitt Investment Consulting
•Athene Annuity & Life Assurance Company
•AUL/American United Life Insurance Company
•Bell Globemedia Publishing
•Bellwether Consulting, LLC
•BNY Mellon Performance & Risk Analytics, LLC
•Brighthouse Life Insurance Company
•Callan Associates, Inc.
•Calvert Asset Management Company, Inc.
•Cambridge Associates, LLC
•Capital Cities, LLC
•CBIZ, Inc.
•Charles Schwab & Co., Inc.
•Choreo, LLC
•Clearwater Analytics, LLC
•Cleary Gull Inc.
•Commerce Bank N.A.
•Connecticut General Life Insurance Company

•Corestone Investment Managers AG
•Corning Incorporated
•Curcio Webb LLC
•Deutsche AM Distributors, Inc.
•Eckler, Ltd.
•Electra Information Systems, Inc.
•Empower Plan Services, LLC
•Equitable Investment Management Group, LLC
•EquiTrust Life Insurance Company
•Farm Bureau Life Insurance Company
•Investment Management
•Fidelity Workplace Services, LLC
•Finance-Doc Multimanagement AG
•Fund Evaluation Group, LLC
•Government Employees Pension Service
•GSAM Strategist Portfolios, LLC
•The Guardian Life Insurance Company of America
•Intel Corporation
•InvesTrust Consulting, LLC
•Iron Capital Advisors
•JLT Investment Management Limited
•John Hancock Distributors LLC
•Kansas City Life Insurance Company
•Kiwoom Asset Management
•Kmotion, Inc.
•Korea Investment Management Co. Ltd.
•Korea Teachers Pension
•Legal Super Pty Ltd.
•The Lincoln National Life Insurance Company
•Lipper Inc.
•Marquette Associates
•Massachusetts Mutual Life Insurance Company
•Mercer Investment Management, Inc.
•Merian Global Investors Limited
•Merrill Lynch
•Midland National Life Insurance Company
•Minnesota Life Insurance Company
•Modern Woodmen of America
•Montana Board of Investments
•Morgan Stanley Wealth Management
•Morningstar Investment Management LLC
•Morningstar, Inc.
•Morningstar Investment Services, Inc.
•Mutual of America Life Insurance Company
•National Life Insurance Company
•Nationwide Financial
•NEPC

•The Newport Group
•Nomura Asset Management U.S.A. Inc.
•Nomura Securities International, Inc.
•The Northern Trust Company
•Northwestern Mutual Life Insurance Co.
•NYLIFE Distributors, LLC
•Pacific Life Insurance Company
•Principal Life Insurance Company
•Prudential Financial, Inc.
•RidgeWorth Capital Management, Inc.
•Rocaton Investment Advisors, LLC
•RVK, Inc.
•Säästöpankki (The Savings Banks)
•Security Benefit Life Insurance Co.
•Shinhan Asset Management
•State Street Global Exchange
•State Street Global Markets Canada Inc
•Stellantis
•Symetra Life Insurance Company
•Tokio Marine Asset Management Co., Ltd.
•Truist Bank
•UBS Financial Services, Inc.
•UBS Wealth Management
•Univest Company
•Valic Financial Advisors Inc.
•VALIC Retirement Services Company
•Vestek Systems, Inc.
•Voya Retirement Insurance and Annuity Company
•Wells Fargo Bank, N.A.
•Wilshire Advisors LLC
•WTW
•Zeno Consulting Group, LLC
Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:
(1) Full holdings (both long and short) quarterly as soon as reasonably available;
(2) Full holdings (long only) monthly as soon as reasonably available;
(3) Top 10 holdings monthly as soon as reasonably available; and
(4) Portfolio attributes (such as sector or country weights), characteristics and performance attribution monthly as soon as reasonably available.
The types, frequency and timing of disclosure to such parties vary.
Single Event Requests
In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund’s holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP. In these circumstances, top 15 long and short holdings may be disclosed 7 days after the end of each month. Such disclosure may be presented in paired trades, such as by showing a long holding in one sector or security and a corresponding short holding in another sector or security together to show a long/short strategy. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.
Service Providers
Various service providers to the fund and the fund’s advisor must have access to some or all of the fund’s portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the fund. These service providers include the fund’s custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the fund and the advisor are provided elsewhere in this statement of additional information. In addition, the fund’s investment advisor may use analytical systems provided by third party data aggregators who have access to the fund’s portfolio holdings daily, with no lag. These data aggregators enter into separate non-disclosure agreements after authorization by an appropriate officer of the advisor. The agreements with service providers and data aggregators generally require that they treat the fund’s portfolio holdings information confidentially until the public distribution date and represent that the information will be used only for the legitimate services it provides (i.e., not for trading).
Additional Safeguards
The advisor’s policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders, including procedures to address conflicts between the interests of shareholders and those of the advisor and its affiliates. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. In the event that a request for portfolio holdings or characteristics creates a potential conflict of interest that is not addressed by the safeguards and procedures described above, the advisor’s procedures require that such requests may only be granted with the approval of the advisor’s legal department and the relevant chief investment officers. Finally, the fund’s Board of Trustees exercises oversight of disclosure of the fund’s portfolio securities. The board has received and reviewed a summary of the advisor’s policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.
Neither the advisor nor the fund receive any compensation from any party for the distribution of portfolio holdings information.
The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the fund from the potential misuse of holdings information by individuals or firms in possession of such information.
Management
Board of Trustees
The individuals listed below serve as trustees of the fund. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Jeremy I. Bulow, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 3945 Freedom Circle, Suite #800, Santa Clara, California 95054. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee and Board Chair	Since 2011 (Board Chair since 2022)	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	30	Kirby Corporation; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	87	None
Jennifer Cabalquinto (1968)	Trustee	Since 2021	Retired; Chief Financial Officer, EMPIRE (digital media distribution) (2023); Chief Financial Officer, 2K (interactive entertainment) (2021 to 2023); Special Advisor, GSW Sports, LLC (2020 to 2021); Chief Financial Officer, GSW Sports, LLC (2013 to 2020)	30	Sabio Holdings Inc.
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present)	30	None
Jonathan D. Levin (1972)	Trustee	Since 2016	President, Stanford University (2024 to present); Professor, Stanford University (2000 to present); Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to 2024)	30	None
John M. Loder (1958)	Trustee	Since 2024	Retired; Lawyer, Ropes & Gray LLP (1984 to 2023)	30	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Director, ACC and other ACC subsidiaries	143	None
Qualifications of Trustees
Generally, no one factor was decisive in the selection of the trustees to the board. Qualifications considered by the board to be important to the selection and retention of trustees include the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s educational background and accomplishments; (iii) the individual’s experience and expertise performing senior policy-making functions in business, government, education, accounting, law and/or administration; (iv) how the individual’s expertise and experience would contribute to the mix of relevant skills and experience on the board; (v) the individual’s ability to work effectively with the other members of the board; and (vi) the individual’s ability and willingness to make the time commitment necessary to serve as an effective trustee. In addition, the individuals’ ability to review and critically evaluate information, their ability to evaluate fund service providers, their ability to exercise good business judgment on behalf of fund shareholders, their prior service on the board, and their familiarity with the funds are considered important assets.
While the board has not adopted a specific policy on diversity, it takes overall diversity into account when considering and evaluating nominees for trustee. The board generally considers the manner in which each trustee’s professional experience, background, skills, and other individual attributes will contribute to the effectiveness of the board. Additional information about each trustee’s individual educational and professional experience (supplementing the information provided in the table above) follows.

Tanya S. Beder: BA, Yale University; MBA, Harvard University; Fellow in Practice, International Center for Finance, Yale University, School of Management; formerly, Lecturer in Public Policy, Stanford University; formerly, Chief Executive Officer, Tribeca Global Management LLC (asset management firm); formerly, Managing Director and Head of Strategic Quantitative Investment Division, Caxton Associates LLC; formerly, President and Co-Founder, Capital Market Risk Advisors Inc.; formerly, Founder and Chief Executive Officer, SB Consulting Corp.
Jeremy I. Bulow: BA, MA, Yale University; PhD in Economics, Massachusetts Institute of Technology; formerly, Director, Bureau of Economics, Federal Trade Commission
Jennifer Cabalquinto: BS in Accounting, State University of New York; Experienced Financial Leadership Program Graduate, General Electric Company; formerly, Chief Financial Officer, Legal Solutions Holdings Inc.; formerly, Chief Financial Officer, NBC Universal, Universal Studios Hollywood; formerly, Vice President, Finance, NBC Universal, Los Angeles Television Station Group
Anne Casscells: BA in British Studies, Yale University; MBA, Stanford Graduate School of Business; formerly, Lecturer in Accounting, Stanford University, Graduate School of Business; formerly, Chief Investment Officer and Managing Director of Investment Policy Research, Stanford Management Company; formerly, Vice President, Fixed Income Division, Goldman Sachs
Jonathan D. Levin: BA in English, BS in Mathematics, Stanford University; MPhil in Economics, Oxford University; PhD in Economics, Massachusetts Institute of Technology; Senior Fellow, Stanford Institute for Economic Policy Research; Trustee, Gordon and Betty Moore Foundation
John M. Loder: AB in English History and Literature, Harvard University; JD, Harvard Law School; over 35 years serving as counsel to investment companies, their directors, and asset management firms
Jonathan S. Thomas: BA in Economics, University of Massachusetts; MBA, Boston College; formerly, held senior leadership roles with Fidelity Investments, Boston Financial Services, Bank of America and Morgan Stanley; serves on the Board of Governors of the Investment Company Institute
Responsibilities of the Board
The board is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. Trustees also have significant responsibilities under the federal securities laws. Among other things, they:
•oversee the performance of the fund;
•oversee the quality of the advisory and shareholder services provided by the advisor;
•review annually the fees paid to the advisor for its services;
•monitor potential conflicts of interest between the fund and its affiliates, including the advisor;
•oversee custody of assets and the valuation of securities; and
•oversee the fund’s compliance program.
In performing their duties, board members receive detailed information about the fund and the advisor regularly throughout the year, and they meet in person at least quarterly with management of the advisor to review reports about fund operations. Certain Board committee members also hold periodic telephone conferences with management between quarterly board meetings. The trustees’ role is to provide oversight and not to provide day-to-day management.
The board has all powers necessary or convenient to carry out its responsibilities. Consequently, the board may adopt bylaws providing for the regulation and management of the affairs of the fund and may amend and repeal them to the extent that such bylaws do not reserve that right to the fund’s shareholders. They may increase or reduce the number of board members and may, subject to the Investment Company Act, fill board vacancies. Board members also may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may establish and terminate committees consisting of two or more trustees who may exercise the powers and authority of the board as determined by the trustees. They may, in general, delegate such authority as they consider desirable to any officer of the fund, to any board committee and to any agent or employee of the fund or to any custodian, transfer agent, investor servicing agent, principal underwriter or other service provider for the fund.
To communicate with the board, or a member of the board, a shareholder should send a written communication addressed to the board or member of the board to the attention of the Corporate Secretary at the following address: P.O. Box 418210, Kansas City, Missouri 64141-9210. Shareholders who prefer to communicate by email may send their comments to corporatesecretary@americancentury.com. All shareholder communications received will be forwarded to the board or to the independent board chair.
Board Leadership Structure and Standing Board Committees
Tanya S. Beder currently serves as the independent board chair and has served in such capacity since 2022. Of the board’s members, Jonathan S. Thomas is the only member who is an “interested person” as that term is defined in the Investment Company Act. The remaining members are independent trustees. The independent trustees meet separately to consider a variety of matters that are scheduled to come before the board and meet periodically with the fund’s Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent trustee may serve as an officer or employee of a fund. The board has also established several committees, as described below. Each committee is comprised solely of independent trustees. The board believes that the current leadership structure, with independent trustees filling all but one position on the board, with an independent trustee serving as board chair and with the board committees comprised only of independent trustees, is appropriate and allows for independent oversight of the fund.
The board has an Audit and Compliance Committee that approves the fund’s engagement of the independent registered public accounting firm and recommends approval of such engagement to the independent trustees. The committee also oversees the activities of the accounting firm, receives regular reports regarding fund accounting, oversees securities valuation (approving the fund’s or the trust’s valuation policy and receiving reports regarding instances of fair valuation thereunder), and receives regular reports from the advisor’s internal audit department. The committee also reviews the results of the fund’s compliance testing program, meets regularly with the fund’s Chief Compliance Officer, and monitors implementation of the fund’s Code of Ethics. The committee currently consists of Jennifer Cabalquinto (chair), Tanya S. Beder, Anne Casscells and John M. Loder. It met four times during the fiscal year ended September 30, 2024.
The board also has a Portfolio Committee that meets quarterly to review the investment activities and strategies used to manage the fund’s assets and monitor investment performance. The committee regularly receives reports from the advisor’s Chief Investment Officer, portfolio managers, credit analysts and other investment personnel concerning the fund’s investments. The committee also receives information regarding fund trading activities and monitors derivative usage. It currently consists of Anne Casscells (chair), Tanya S. Beder, Jeremy I. Bulow, Jennifer Cabalquinto, Jonathan D. Levin and John M. Loder. The committee met four times during the fiscal year ended September 30, 2024.
The Client Experience Oversight Committee monitors the quality of services that the fund offers both to direct customers and to intermediaries who offer fund shares to their customers. All channels of communication (written, telephone, web and mobile) are reviewed. The level of performance is compared to peer competitors. The committee also monitors payments to intermediaries and trading in fund shares that could harm the interests of other shareholders and reviews future strategic initiatives of the advisor and their potential effects on fund shareholders. The committee currently consists of Jeremy I. Bulow (chair), Jonathan D. Levin and John M. Loder. It met four times during the fiscal year ended September 30, 2024.
The Technology and Risk Committee coordinates the board’s oversight of the fund’s risk management processes and monitors the systems, practices and procedures the advisor uses to manage the fund’s risks. In addition, the committee oversees enterprise technology risk management and the advisor’s processes for oversight of vendors that provide critical services or technologies to the fund or on which the advisor relies in providing services to the fund. It also makes recommendations to the board regarding the allocation of risk oversight activities among the board’s committees. The committee currently consists of Tanya S. Beder (chair), Jennifer Cabalquinto and Anne Casscells. It met four times during the fiscal year ended September 30, 2024.
The board has a Corporate Governance Committee that is responsible for reviewing board procedures and committee structures. The committee also considers and recommends individuals for nomination as trustees. The names of potential trustee candidates may be drawn from a number of sources, including recommendations from members of the board, the advisor (in the case of interested trustees only), shareholders and third party search firms. The committee seeks to identify and recruit the best available candidates and will evaluate qualified shareholder nominees on the same basis as those identified through other sources. Although not written, the funds have a policy of considering all candidates recommended in writing by shareholders. Shareholders may submit trustee nominations in writing to the Corporate Secretary, P.O. Box 418210, Kansas City, Missouri 64141-9210, or by email to corporatesecretary@americancentury.com. The nomination should include the following information:
•Shareholder’s name, the fund name, number of fund shares owned and length of period held;
•Name, age and address of the candidate;
•A detailed resume describing, among other things, the candidate’s educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);
•Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of trustees in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;
•A supporting statement that (i) describes the candidate’s reasons for seeking election to the board and (ii) documents his/her qualifications to serve as a trustee; and
•A signed statement from the candidate confirming his/her willingness to serve on the board.
The Corporate Governance Committee also may consider, and make recommendations to the board regarding, other matters relating to the corporate governance of the funds. It currently consists of Jonathan D. Levin (chair), Tanya S. Beder, Jeremy I. Bulow and John M. Loder. The committee met two times during the fiscal year ended September 30, 2024.

Risk Oversight by the Board
As previously disclosed, the board oversees the advisor’s management of the fund and meets at least quarterly with management of the advisor to review reports and receive information regarding fund operations. Risk oversight relating to the fund is one component of the board’s oversight and is undertaken in connection with the duties of the board. As described in the previous section, the board’s committees, including the Technology and Risk Committee, assist the board in overseeing various types of risks relating to the fund. The board receives regular reports from each committee regarding the committee’s areas of oversight responsibility. In addition, the board receives information regarding, and has discussions with senior management of the advisor about, the advisor’s enterprise risk management systems and strategies. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the board, or that the advisor’s risk management systems and strategies, and the board’s oversight thereof, will mitigate all elements of risk, or even all elements of material risk, to the fund.
Board Compensation
Each independent trustee receives compensation for service as a member of the board. Under the terms of each management agreement with the advisor, the fund is responsible for paying such fees and expenses. None of the interested trustees or officers of the fund receive compensation from the fund. For the fiscal year ended September 30, 2024, each independent trustee received the following compensation for his or her service to the fund and the American Century family of funds.

Name of Trustee	Total Compensation for Service as Trustee of the Fund[1]	Total Compensation for Service as Directors/Trustees for the American Century Investments Family of Funds[2]
Tanya S. Beder	$1,569	$400,000
Jeremy I. Bulow	$1,181	$496,250
Anne Casscells	$1,216	$310,000
Jennifer Cabalquinto	$1,236	$315,000
Jonathan D. Levin	$1,197	$305,000
John M. Loder	$852	$223,750
Peter F. Pervere[3]	$308	$72,500
John B. Shoven[3]	$324	$76,250
1    Includes compensation paid to the trustees for fiscal year ended September 30, 2024, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.
2    Includes compensation paid to each trustee for his or her service as director/trustee for eight (in the case of Mr. Bulow, nine) investment companies in the American Century Investments family of funds. The total amount of deferred compensation included in the table is as follows: Mr. Bulow, $223,925; Ms. Casscells, $310,000; Mr. Loder, $223,750; and Mr. Pervere, $7,250.
3 Mr. Pervere and Mr. Shoven retired from the board on December 31, 2023.
The fund does not currently provide any pension or retirement benefits to the trustees except pursuant to the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan adopted by the trust. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the fund. All deferred fees are credited to accounts established in the names of the trustees. The amounts credited to each account then increase or decrease, as the case may be, in accordance with the performance of one or more American Century funds selected by the trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of funds from time to time.
Generally, deferred fees are not payable to a trustee until the distribution date elected by the trustee in accordance with the terms of the plan. Such distribution date may be a date on or after the trustee’s retirement date, but may be an earlier date if the trustee agrees not to make any additional deferrals after such distribution date. Distributions may commence prior to the elected payment date for certain reasons specified in the plan, such as unforeseeable emergencies, death or disability. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee’s beneficiary or, if none, to the trustee’s estate.
The plan is an unfunded plan and, accordingly, the fund has no obligation to segregate assets to secure or fund the deferred fees. To date, the fund has met all payment obligations under the plan. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the fund. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

Ownership of Fund Shares
The trustees owned shares in the fund as of December 31, 2024, as shown in the table below.

Name of Trustee
	Jonathan S. Thomas	Tanya S. Beder	Jeremy I. Bulow	Jennifer Cabalquinto
Dollar Range of Equity Securities in the Funds:
Zero Coupon 2025	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustees in Family of Investment Companies	E	E	E	A
Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

	Anne Casscells	Jonathan D. Levin	John M. Loder
Dollar Range of Equity Securities in the Funds:
Zero Coupon 2025	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustees in Family of Investment Companies	E	A	E
Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000
Beneficial Ownership of Affiliates by Independent Trustees
No independent trustee or his or her immediate family members beneficially owned shares of the advisor, the principal underwriter of the fund or any other person directly or indirectly controlling, controlled by, or under common control with the advisor or the fund’s principal underwriter as of December 31, 2024.
Officers
The following table presents certain information about the executive officers of the fund. Each officer serves as an officer for 16 investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Fund	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019
Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries

R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018; Vice President since 2023	Vice President, ACS (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS

John Pak (1968)	General Counsel and Senior Vice President since 2021
General Counsel and Senior Vice President, ACC (2021 to present); Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)

Cihan Kasikara (1974)	Vice President since 2023	Senior Vice President, ACS (2022 to present); Treasurer, ACS (2023 to present); Vice President, ACS (2020 to 2022); Vice President, Franklin Templeton (2015 to 2020)
Kathleen Gunja Nelson (1976)	Vice President since 2023	Vice President, ACS (2017 to present)
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)
Code of Ethics
The fund, its investment advisor and principal underwriter and, if applicable, subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the fund, provided that they first obtain approval from the compliance department before making such investments.
Proxy Voting Policies
The fund’s Board of Trustees has adopted a general statement of proxy voting principles that governs the exercise of voting and consent rights associated with the securities purchased and/or held by the fund. The fund has delegated to the advisor the responsibility for exercising such rights, subject to the board’s oversight. The advisor has adopted proxy voting policies that describe in detail how the advisor intends to exercise its delegated proxy voting authority in a manner consistent with the board’s principles.
Copies of the advisor’s proxy voting policies are attached hereto as Appendix E. Copies of the board’s proxy voting principles, as well as information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available at americancentury.com/docs or may be requested free of charge by calling toll-free at 1-800-345-2021. The advisor’s proxy voting record also is available on the SEC’s website at sec.gov.
The Fund’s Principal Shareholders
A list of the fund’s principal shareholders appears in Appendix A.
Service Providers
The fund has no employees. To conduct the fund’s day-to-day activities, the trust has hired a number of service providers. Each service provider has a specific function to fill on behalf of the fund that is described below.
ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. The Stowers Institute for Medical Research (SIMR) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.
Investment Advisor
American Century Investment Management, Inc. (ACIM) serves as the investment advisor for the fund. A description of the responsibilities of the advisor appears in the prospectus under the heading Management.
Each class of the fund is subject to a contractual unified management fee based on a percentage of the daily net assets of such class. For more information about the unified management fee, see The Investment Advisor under the heading Management in the fund’s prospectus. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each fund is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of all funds for which ACIM serves as the investment advisor and for which American Century Investment Services, Inc. (ACIS) serves as the distributor are totaled for each category (Fund Category Assets). Second, the assets are totaled for certain other accounts managed by the advisor (Other Account Category Assets). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of Trustees as the trust. Together, the Fund Category Assets and the Other Account Category Assets comprise the “Investment Category Assets.” The Investment Category Fee Rate is then calculated by applying a fund’s Investment Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.
Finally, a separate Complex Fee Schedule is applied to the assets of all funds for which ACIM serves as the investment advisor and for which ACIS serves as the distributor (the Complex Assets), and the Complex Fee Rate is calculated based on the resulting total. The Investment Category Fee Rate and the Complex Fee Rate are then added to determine the Management Fee Rate payable by a class of the fund to the advisor.
For purposes of determining the assets that comprise the Fund Category Assets, Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest exclusively in the shares of other registered investment companies shall not be included.
The schedules by which the unified management fee is determined are shown below.

Investment Category Fee Schedule for Zero Coupon 2025
Category Assets	Fee Rate
First $1 billion	0.3600%
Next $1 billion	0.3080%
Next $3 billion	0.2780%
Next $5 billion	0.2580%
Next $15 billion	0.2450%
Next $25 billion	0.2430%
Thereafter	0.2425%
The Complex Fee is determined according to the schedule below.

Complex Fee Schedule
Complex Assets	Fee Rate Investor and Advisor Classes
First $2.5 billion	0.3100%
Next $7.5 billion	0.3000%
Next $15 billion	0.2985%
Next $25 billion	0.2970%
Next $25 billion	0.2870%
Next $25 billion	0.2800%
Next $25 billion	0.2700%
Next $25 billion	0.2650%
Next $25 billion	0.2600%
Next $25 billion	0.2550%
Thereafter	0.2500%
On each calendar day, each class of the fund accrues a management fee that is equal to the class’s Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the fund pays a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.
The management agreement between the trust and the advisor shall continue in effect for a period of two years from its effective date (unless sooner terminated in accordance with its terms) and shall continue in effect from year to year thereafter for the fund so long as such continuance is approved at least annually by:
•either the fund’s Board of Trustees, or a majority of the outstanding voting securities of the fund (as defined in the Investment Company Act) and

•the vote of a majority of the trustees of the fund who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.
The management agreement states that the fund’s Board of Trustees or a majority of the outstanding voting securities of each class of the fund may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.
The management agreement provides that the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.
Certain investments may be appropriate for the fund and also for other clients advised by the advisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.
The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the fund. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker-dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system. The advisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.
Unified management fees incurred by the fund for the fiscal periods ended September 30, 2024, 2023 and 2022, are indicated in the following table.

Unified Management Fees
Fund	2024	2023	2022
Zero Coupon 2025	$838,481	$858,035	$773,129
Portfolio Managers
Accounts Managed
The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. Unless otherwise noted, these accounts do not have an advisory fee based on the performance of the account.

Accounts Managed (As of September 30, 2024)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Miguel Castillo	Number of Accounts	10	0	2
	Assets	$11.0 billion(1)	N/A	$471.7 million
Robert V. Gahagan	Number of Accounts	14	0	2
	Assets	$18.5 billion(1)	N/A	$471.7 million
James E. Platz	Number of Accounts	17	0	2
	Assets	$18.7 billion(1)	N/A	$471.7 million
1    Includes $134.4 million in Zero Coupon 2025.

Potential Conflicts of Interest
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies, such as one portfolio buying or selling a security while another portfolio has a differing, potentially opposite position in such security. This may include one portfolio taking a short position in the security of an issuer that is held long in another portfolio (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities, which are discussed in more detail below. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, disciplined equity, global growth equity, global value equity, global fixed income, multi-asset strategies, exchange traded funds and Avantis Investors funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains an ethical wall that restricts real time access to information regarding any portfolio’s transaction activities and positions to team members that have responsibility for a given portfolio or are within the same equity investment discipline. The ethical wall is intended to aid in preventing the misuse of portfolio holdings information and trading activity in the other disciplines.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. A centralized trading desk executes all fixed income securities transactions for Avantis ETFs and mutual funds. For all other funds in the American Century complex portfolio teams are responsible for executing fixed income trades with broker-dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system. There is an ethical wall between the Avantis trading desk and all other American Century traders. The Advisor’s Global Head of Trading monitors all trading activity for best execution and to make sure no set of clients is being systematically disadvantaged.
Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.
Compensation
American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of September 30, 2024, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus which is determined by a combination of factors. One factor is investment performance of funds a portfolio manager manages. The mutual funds’ investment performance is generally measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups, such as indicated below. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund.

Fund	Benchmarks	Peer Group
Zero Coupon 2025	11/15/2025 STRIPS Issue	N/A
Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of managed portfolios or ETFs. If the performance of a managed account or ETF is considered for purposes of compensation, it is generally measured via the same criteria as an American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group).
A second factor in the bonus calculation relates to the performance of a number of American Century Investments funds managed according to one of the following investment disciplines: global growth equity, global value equity, disciplined equity, global fixed income and multi-asset strategies. The performance of American Century ETFs may also be included for certain investment disciplines. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed and the composite for certain portfolio managers may include multiple disciplines. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of portfolio managers’ bonuses may be discretionary and may be tied to factors such as profitability or individual performance goals, such as research projects and/or the development of new products.
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations, such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.
Ownership of Securities
The following table indicates the dollar range of securities of the fund beneficially owned by the fund’s portfolio managers as of September 30, 2024, the fund’s most recent fiscal year end. Certain portfolio managers serve on teams that oversee a number of funds in the same broad investment strategy and are not expected to invest in each fund.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Zero Coupon 2025 Fund
Miguel Castillo	A
James E. Platz	A
Robert V. Gahagan	A
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.
Transfer Agent and Administrator
American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the fund. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the fund and the advisor. The advisor pays ACS’s costs for serving as transfer agent and dividend-paying agent for the fund out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor.
Proceeds from purchases of fund shares may pass through accounts maintained by the transfer agent at Commerce Bank, N.A. or UMB Bank, n.a. before being held at the fund’s custodian. Redemption proceeds also may pass from the custodian to the shareholder through such bank accounts.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.
Sub-Administrator
The advisor has entered into an Administration Agreement with State Street Bank and Trust Company (SSB) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the fund, including striking the daily net asset value for the fund. The advisor pays SSB a monthly fee as compensation for these services that is based on the total net assets of accounts in the American Century complex serviced by SSB. ACS does pay SSB for some additional services on a per fund basis. While ACS continues to serve as the administrator of the fund, SSB provides sub-administrative services that were previously undertaken by ACS.
Distributor
The fund’s shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.
The distributor is the principal underwriter of the fund’s shares. The distributor makes a continuous, best-efforts underwriting of the fund’s shares. This means the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the fund’s shares out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor. ACIS does not earn commissions for distributing the fund’s shares.
Certain financial intermediaries unaffiliated with the distributor or the fund may perform various administrative and shareholder services for their clients who are invested in the fund. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the fund and its performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.
Custodian Bank
State Street Bank and Trust Company (SSB), One Congress Street, Suite 1, Boston, Massachusetts 02114-2016 serves as custodian of the fund’s cash and securities under a Master Custodian Agreement with the trust. Foreign securities, if any, are held by foreign banks participating in a network coordinated by SSB. The custodian takes no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodian and may purchase or sell certain securities from or to the custodian.
Securities Lending Agent
State Street Bank and Trust Company (SSB) serves as securities lending agent for the fund pursuant to a Securities Lending Administration Agreement with the advisor. The fund did not loan its securities or employ SSB as securities lending agent during its most recent fiscal year. To the extent that the fund engages in securities lending during the current fiscal year, information concerning the amounts of income and fees/compensation related to securities lending activities will be included in the statement of additional information in the next annual update to the fund’s registration statement.
As the fund’s securities lending agent, SSB is expected to locate borrowers for fund securities, execute loans of portfolio securities pursuant to terms and parameters defined by the advisor and the Board of Trustees, monitor the daily value of the loaned securities and collateral, require additional collateral as necessary, manage cash collateral, and provide certain limited recordkeeping and accounting services.
Independent Registered Public Accounting Firm
The fund’s Board appointed Deloitte & Touche LLP to serve as the fund’s independent registered public account firm for the fiscal year ended September 30, 2024. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas City, Missouri 64106. As the independent registered public accounting firm of the fund, Deloitte & Touche LLP provides services including auditing the annual financial statements and financial highlights for the fund.
Brokerage Allocation
The advisor places orders for equity portfolio transactions with broker-dealers, who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges. The advisor purchases and sells fixed-income securities through principal transactions, meaning the advisor normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The fund generally does not pay a stated brokerage commission on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and asked prices).
Under the management agreement between the fund and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The fund’s policy is to secure the most favorable prices and execution of orders on its portfolio transactions. The advisor selects broker-dealers on their perceived ability to obtain “best execution” in effecting transactions in its clients’ portfolios. In selecting broker-dealers to effect portfolio transactions relating to equity securities, the advisor considers the full range and quality of a broker-dealer’s research and brokerage services, including, but not limited to, the following:
•applicable commission rates and other transaction costs charged by the broker-dealer
•value of research provided to the advisor by the broker-dealer (including economic forecasts, fundamental and technical advice on individual securities, market analysis, and advice, either directly or through publications or writings, as to the value of securities, availability of securities or of purchasers/sellers of securities)
•timeliness of the broker-dealer’s trade executions
•efficiency and accuracy of the broker-dealer’s clearance and settlement processes
•broker-dealer’s ability to provide data on securities executions
•financial condition of the broker-dealer
•the quality of the overall brokerage and customer service provided by the broker-dealer
In transactions to buy and sell fixed-income securities, the selection of the broker-dealer is determined by the availability of the desired security and its offering price, as well as the broker-dealer’s general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor does not consider the receipt of products or services other than brokerage or research services in selecting broker-dealers.
On an ongoing basis, the advisor seeks to determine what levels of commission rates are reasonable in the marketplace. In evaluating the reasonableness of commission rates, the advisor considers:
•rates quoted by broker-dealers
•the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved
•the ability of a broker-dealer to execute large trades while minimizing market impact
•the complexity of a particular transaction
•the nature and character of the markets on which a particular trade takes place
•the level and type of business done with a particular firm over a period of time
•the ability of a broker-dealer to provide anonymity while executing trades
•historical commission rates
•rates that other institutional investors are paying, based on publicly available information
The brokerage commissions paid by the fund may exceed those that another broker-dealer might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker-dealer. Research services furnished by broker-dealers through whom the fund effects securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the fund.
Pursuant to its internal allocation procedures, the advisor regularly evaluates the brokerage and research services provided by each broker-dealer that it uses. On a periodic basis, members of the advisor’s portfolio management team assess the quality and value of research and brokerage services provided by each broker-dealer that provides execution services and research to the advisor for its clients’ accounts. The results of the periodic assessments are used to add or remove brokers from the approved brokers list, if needed, and to set research budgets for the following period. Execution-only brokers are used where deemed appropriate.
During the fiscal years ended September 30, 2024, 2023 and 2022, the fund did not pay any brokerage commissions, including, as applicable, futures commissions.
Regular Broker-Dealers
As of the end of the most recently completed fiscal year, the fund owned no securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act) or of their parent companies.

Information About Fund Shares
The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). The fund named on the front of this statement of additional information is a series of shares issued by the trust. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.
Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the trust’s (all funds’) outstanding shares may be able to elect a Board of Trustees. The trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of trustees is determined by the votes received from all the trust’s shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.
Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.
The trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote or (2) the trustees by written notice to shareholders of each fund. Any fund may be terminated by (1) approval of at least two-thirds of the shares of that fund or (2) the trustees by written notice to shareholders of that fund.
Upon termination of the trust or a fund, as the case may be, the trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the trust or the fund. Thereafter, the trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.
Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the trust. The Declaration of Trust provides that the trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the trust and satisfy any judgment thereon. The Declaration of Trust further provides that the trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the trust is unable to meet its obligations.
The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.
Fund Liquidations
Near the end of the fund’s target maturity year, its investments will be sold or allowed to mature; its liabilities will be discharged or a provision will be made for their discharge; and its accounts will be closed. A shareholder may choose to redeem his or her shares in one of the following ways: (1) by receiving redemption proceeds or (2) by exchanging shares for shares of another American Century Investments fund. The estimated expenses of terminating and liquidating the fund’s portfolio securities will be accrued ratably over its target maturity year. These expenses, which are charged to income (as are all expenses), are not expected to exceed significantly the ordinary annual expenses incurred by the fund and, therefore, should have little or no effect on the maturity value of the fund.
Multiple Class Structure
The Board of Trustees has adopted a multiple class plan pursuant to Rule 18f-3 under the Investment Company Act. The plan is described in the fund’s prospectus. Pursuant to such plan, the fund may issue up to two classes of shares: an Investor Class and an Advisor Class.
The Investor Class is made available to investors directly from American Century Investments and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to American Century Investments. Additional information regarding eligibility for Investor Class shares may be found in the fund’s prospectus. The Advisor Class is made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The unified management fee for the Advisor Class is the same as for the Investor Class, but the Advisor Class shares are subject to a Master Distribution and Individual Shareholder Services Plan

(the Advisor Class Plan) described below. The Advisor Class Plan has been adopted by the fund’s Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.
Rule 12b-1
Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees of the fund’s Advisor Class have approved and entered into the Advisor Class Plan. The plan is described below.
In adopting the plan, the Board of Trustees (including a majority of trustees who are not interested persons of the fund, as defined in the Investment Company Act, hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the plan would benefit the fund and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the fund generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information about revenues and expenses under the plan is presented to the Board of Trustees quarterly. Continuance of the plan must be approved by the Board of Trustees, including a majority of the independent trustees, annually. The plan may be amended by a vote of the Board of Trustees, including a majority of the independent trustees, except that the plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of outstanding shareholder votes of the affected class.
All fees paid under the plan will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).
Advisor Class Plan
As described in the prospectus, the fund’s Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The fund’s distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the fund’s shares and/or the use of the fund’s shares in various investment products or in connection with various financial services.
Certain recordkeeping and administrative services that would otherwise be performed by the fund’s transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.
To enable the fund’s shares to be made available through such plans and financial intermediaries, and to compensate them for these services, the fund’s Board of Trustees has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the fund’s distributor 0.25% annually of the average daily net asset value of the Advisor Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.25%, and is not based on expenses incurred by the distributor.
During the fiscal year ended September 30, 2024, the aggregate amount of fees paid under the Advisor Class Plan was:

Zero Coupon 2025	$4,992
The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.
Payments may be made for a variety of individual shareholder services, including, but not limited to:
(a)providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;
(b)creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;
(c)conducting proprietary research about investment choices and the market in general;
(d)periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;
(e)consolidating shareholder accounts in one place;
(f)paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of FINRA; and
(g)other individual services.
Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:
(a)paying of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;
(b)compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ Advisor Class shares;
(c)compensating and paying expenses (including overhead and telephone expenses) of the distributor;
(d)printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e)preparing, printing and distributing sales literature and advertising materials provided to the fund’s shareholders and prospective shareholders;
(f)receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;
(g)providing facilities to answer questions from prospective shareholders about fund shares;
(h)complying with federal and state securities laws pertaining to the sale of fund shares;
(i)assisting shareholders in completing application forms and selecting dividend and other account options;
(j)providing other reasonable assistance in connection with the distribution of fund shares;
(k)organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;
(l)profit on the foregoing; and
(m)such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the trust and the fund’s distributor and in accordance with Rule 12b-1 of the Investment Company Act.
Valuation of a Fund’s Securities
The net asset value (NAV) for each class of the fund is calculated by adding the value of all portfolio securities and other assets attributable to the class, deducting liabilities, and dividing the result by the number of shares of the class outstanding. Expenses and interest earned on portfolio securities are accrued daily.
All classes of the fund are offered at their NAV. The fund’s NAV is calculated as of the close of business of the New York Stock Exchange (NYSE) on each day the NYSE is open. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.
Securities held by the fund normally are priced using data supplied by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.
Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the advisor, based on guidelines and procedures established by the Board of Trustees for determining the valuation of a security, determines that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the Board of Trustees.
Taxes
Federal Income Tax
The fund intends to qualify annually as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). RICs generally are not subject to federal and state income taxes. To qualify as a RIC a fund must, among other requirements, distribute substantially all of its net investment income and net realized capital gains (if any) to investors each year. If a fund were not eligible to be treated as a RIC, it would be liable for taxes at the fund level on all its income, significantly reducing its distributions to investors and eliminating investors’ ability to treat distributions received from the fund in the same manner in which they were realized by the fund. Under certain circumstances, the Code allows funds to cure deficiencies that would otherwise result in the loss of RIC status, including by paying a fund-level tax.
To qualify as a RIC, a fund must meet certain requirements of the Code, among which are requirements relating to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income each year. Additionally, a fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) to avoid the nondeductible 4% federal excise tax on any undistributed amounts.

Certain bonds purchased by the fund may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by the fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by the fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.
In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the fund elects to include market discount in income in tax years to which it is attributable or if the amount is considered de minimis). Generally, market discount accrues on a daily basis for each day the bond is held by the fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as a short-term capital gain.
As of September 30, 2024, the fund had an unlimited capital loss carryover of $(993,786). When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period.
If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century Investments or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate on reportable payments (which may include taxable dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.
If fund shares are purchased through taxable accounts, distributions of either cash or additional shares of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed at the same rate as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period and the stock was not on loan at the time of the dividend. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the fund on shares of stock of domestic corporations may qualify for the 70% dividends-received deduction when distributed to corporate shareholders to the extent that the fund held these shares for more than 45 days. The fund does not expect a significant portion of its distributions to be qualified dividend income or to qualify for the corporate dividends-received deduction.
Distributions from gains on assets held by a fund longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in a fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.
The fund may use the “equalization method” of accounting to allocate a portion of its earnings and profits to redemption proceeds. Although using this method generally will not affect the fund’s total returns, it may reduce the amount that the fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of fund shares on fund distributions to shareholders.
A redemption of shares of the fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the “wash sale” rules of the Code, postponing the recognition of such loss for federal income tax purposes.
A 3.8% Medicare contribution tax is imposed on net investment income, including interest, dividends and capital gains, provided you meet specified income levels.
State and Local Taxes
Distributions by the fund also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.
The information above is only a summary of some of the tax considerations affecting the fund and its U.S. shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisor or state or local tax authorities to determine whether the fund is a suitable investment.
Financial Statements
The financial statements for the fiscal year ended September 30, 2024 have been audited by Deloitte & Touche LLP, independent registered public accounting firm. Their Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s Form N-CSR for the fiscal year ended September 30, 2024 are incorporated herein by reference.

Appendix A – Principal Shareholders
As of December 31, 2024, the following shareholders owned more than 5% of the outstanding shares of a class of the fund. The table shows shares owned of record unless otherwise noted.

Fund/Class	Shareholder	Percentage of Outstanding Shares Owned Of Record
Zero Coupon 2025
Investor Class
	Charles Schwab & Co. Inc. San Francisco, California	17%
	National Financial Services LLC Jersey City, New Jersey	16%
Advisor Class
	Mid Atlantic Trust Company Pittsburgh, Pennsylvania Includes 17.88% registered for the benefit of The New York Preparatory 401k Profit Sharing Plan & Trust	24%
	Pershing LLC Jersey City, New Jersey	23%
	M L P F & S Jacksonville, Florida	12%
	National Financial Services LLC Jersey City, New Jersey	10%
	Ascensus Trust Co Fargo, North Dakota	10%
	Charles Schwab & Co. Inc. San Francisco, California	9%
A shareholder owning beneficially more than 25% of the trust’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. The funds are unaware of any shareholders, beneficial or of record, who own more than 25% of the voting securities of the trust. As of December 31, 2024, the officers and trustees of the fund as a group, owned less than 1% of any class of a fund’s outstanding shares.
A-1

Appendix B – Payments to Dealers
Payments to Dealers
From time to time, the distributor may make additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority. Such payments will not change the price paid by investors for shares of the funds.

B-1

Appendix C – Buying and Selling Fund Shares
Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the fund’s prospectus. The prospectus is available to investors without charge and may be obtained by calling us.
Employer-Sponsored Retirement Plans
Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor and Advisor Class shares. Advisor Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. American Century does not impose minimum initial investment amount, plan size or participant number requirements by class for employer-sponsored retirement plans; however, financial intermediaries or plan recordkeepers may require plans to meet different requirements.
Examples of employer-sponsored retirement plans include the following:
•401(a) plans
•pension plans
•profit sharing plans
•401(k) plans (including plans with a Roth 401(k) feature, SIMPLE 401(k) plans and Solo 401(k) plans)
•money purchase plans
•target benefit plans
•Taft-Hartley multi-employer pension plans
•SERP and “Top Hat” plans
•ERISA trusts
•employee benefit plans and trusts
•employer-sponsored health plans
•457 plans
•KEOGH or HR(10) plans
•employer-sponsored 403(b) plans (including plans with a Roth 403(b) feature)
•nonqualified deferred compensation plans
•nonqualified excess benefit plans
•nonqualified retirement plans
Traditional and Roth IRAs are not considered employer-sponsored retirement plans, and SIMPLE IRAs, SEP IRAs and SARSEPs are collectively referred to as Business IRAs.

C-1

Appendix D – Explanation of Fixed-Income Securities Ratings
As described in the prospectuses, the fund invests in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses and in this statement of additional information. The following are examples of the rating categories referenced in the prospectus disclosure.

Ratings of Corporate and Municipal Debt Securities
Standard & Poor’s Long-Term Issue Credit Ratings*
Category	Definition
AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB;B; CCC; CC; and C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.
C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
*The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Global Long-Term Rating Scale
Category	Definition
Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Fitch Investors Service, Inc. Long-Term Ratings
Category	Definition
AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very High credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB
Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Notes: The modifiers “+” or “-“ may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

Standard & Poor’s Corporate Short-Term Note Ratings
Category	Definition
A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Moody’s Global Short-Term Rating Scale
Category	Definition
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Investors Service, Inc. Short-Term Ratings
Category	Definition
F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C	High short-term default risk. Default is a real possibility.
RD
Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Standard & Poor’s Municipal Short-Term Note Ratings
Category	Definition
SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.

Moody’s US Municipal Short-Term Debt Ratings
Category	Definition
MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Demand Obligation Ratings
Category	Definition
VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Appendix E – Proxy Voting Policies
American Century Investment Management, Inc. (the “Adviser”) is the investment manager for a variety of advisory clients, including the American Century family of funds. In such capacity, the Adviser has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Adviser. In the exercise of proxy voting authority which has been delegated to it by particular clients, the Adviser will apply the following policies in accordance with, and subject to, any specific policies that have been adopted by the client and communicated to and accepted by the Adviser in writing.
I.    General Principles
In providing the service of voting client proxies, the Adviser is guided by general fiduciary principles, must act prudently, solely in the interest of its clients, and must not subordinate client interests to unrelated objectives. Except as otherwise indicated in these Policies, the Adviser will vote all proxies with respect to investments held in the client accounts it manages. The Adviser will attempt to consider all factors of its vote that could affect the value of the investment. Although in most instances the Adviser will vote proxies consistently across all client accounts, the votes will be based on the best interests of each client. As a result, accounts managed by the Adviser may at times vote differently on the same proposals. Examples of when an account’s vote might differ from other accounts managed by the Adviser include, but are not limited to, proxy contests and proposed mergers. In short, the Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.
II.    Specific Proxy Matters
A.    Routine Matters
1.    Election of Directors
a)    Generally. The Adviser will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Adviser will vote in favor of management’s director nominees if they are running unopposed. The Adviser believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Adviser of course maintains the ability to vote against any candidate whom it feels is not qualified or if there are specific concerns about the individual, such as allegations of criminal wrongdoing or breach of fiduciary responsibilities. Additional information the Adviser may consider concerning director nominees include, but is not limited to, whether (i) there is an adequate explanation for repeated absences at board meetings, (ii) the nominee receives non-board fee compensation, or (iii) there is a family relationship between the nominee and the company’s chief executive officer or controlling shareholder, and/or (iv) the nominee has sufficient time and commitment to serve effectively in light of the nominee’s service on other public company boards. When management’s nominees are opposed in a proxy contest, the Adviser will evaluate which nominees’ publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents.
b)    Committee Service. The Adviser will withhold votes for non-independent directors who serve on the audit and/or compensation committees of the board.
c)    Classification of Boards. The Adviser will support proposals that seek to declassify boards. Conversely, the Adviser will oppose efforts to adopt classified board structures.
d)    Majority Independent Board. The Adviser will support proposals calling for a majority of independent directors on a board. The Adviser believes that a majority of independent directors can help to facilitate objective decision making and enhances accountability to shareholders.
e)    Majority Vote Standard for Director Elections. The Adviser will vote in favor of proposals calling for directors to be elected by an affirmative majority of the votes cast in a board election, provided that the proposal allows for a plurality voting standard in the case of contested elections. The Adviser may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of the majority of the votes cast in an uncontested election.
f)    Withholding Campaigns. The Adviser will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (1) through (5) above.

2.    Ratification of Selection of Auditors
The Adviser will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Adviser believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. The Adviser will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company’s financial position.
B.    Compensation Matters
1.    Executive Compensation
a)    Advisory Vote on Compensation. The Adviser believes there are more effective ways to convey concerns about compensation than through an advisory vote on compensation (such as voting against specific excessive incentive plans or withholding votes from compensation committee members). The Adviser will consider and vote on a case-by-case basis on say-on-pay proposals and will generally support management proposals unless there are inadequate risk-mitigation features or other specific concerns exist, including if the Adviser concludes that executive compensation is (i) misaligned with shareholder interests, (ii) unreasonable in amount, or (iii) not in the aggregate meaningfully tied to the company’s performance.
b)    Frequency of Advisory Votes on Compensation. The Adviser generally supports the triennial option for the frequency of say-on-pay proposals, but will consider management recommendations for an alternative approach.
2.    Equity Based Compensation Plans
The Adviser believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Adviser recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Adviser will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management’s recommendations with respect to adoption of or amendments to a company’s equity-based compensation plans, provided that the total number of shares reserved under all of a company’s plans is reasonable and not excessively dilutive.
The Adviser will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company’s overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.
Amendments which are proposed in order to bring a company’s plan within applicable legal requirements will be reviewed by the Adviser’s legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.
The Adviser will generally vote against the adoption of plans or plan amendments that:
•Provide for immediate vesting of all stock options in the event of a change of control of the company without reasonable safeguards against abuse (see “Anti-Takeover Proposals” below);
•Reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Adviser will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;
•Establish restriction periods shorter than three years for restricted stock grants;
•Do not reasonably associate awards to performance of the company; or
•Are excessively dilutive to the company.
C.    Anti-Takeover Proposals
In general, the Adviser will vote against any proposal, whether made by management or shareholders, which the Adviser believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.
1.    Cumulative Voting
The Adviser will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Adviser believes that the elimination of cumulative voting constitutes an anti-takeover measure.
2.    Staggered Board
If a company has a “staggered board,” its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Adviser believes that staggered boards are primarily an anti-takeover device and will vote against establishing them and for eliminating them. However, the Adviser does not necessarily vote against the re-election of directors serving on staggered boards.
3.    “Blank Check” Preferred Stock
Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile takeover attempt, the board could issue such stock to a friendly party or “white knight” or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Adviser will vote against blank check preferred stock. However, the Adviser may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.
4.    Elimination of Preemptive Rights
When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.
While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company’s ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company’s stock. In the long term, shareholders could be adversely affected by preemptive rights. The Adviser generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.
5.    Non-targeted Share Repurchase
A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management’s belief in the favorable business prospects of the company. The Adviser finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.
6.    Increase in Authorized Common Stock
The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Adviser will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Adviser will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.

7.    “Supermajority” Voting Provisions or Super Voting Share Classes
A “supermajority” voting provision is a provision placed in a company’s charter documents which would require a “supermajority” (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Adviser believes that these are standard anti-takeover measures and will generally vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.
8.    “Fair Price” Amendments
This is another type of charter amendment that would require an offeror to pay a “fair” and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Adviser will carefully examine all fair price proposals. In general, the Adviser will vote against fair price proposals unless the Adviser concludes that it is likely that the share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.
9.    Limiting the Right to Call Special Shareholder Meetings.
The corporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company’s charter documents. The Adviser believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and the Adviser will generally vote against proposals attempting to eliminate this right and for proposals attempting to restore it.
10.    Poison Pills or Shareholder Rights Plans
Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.
The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to “entrench” management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Adviser believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Adviser will generally vote against all forms of poison pills.
The Adviser will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. The Adviser will generally vote in favor of such a poison pill if it is linked to a business strategy that will - in our view - likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.
11.    Golden Parachutes
Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Adviser will evaluate the specifics of the plan presented.
12.    Reincorporation
Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.
The Adviser will examine reincorporation proposals on a case-by-case basis. Generally, if the Adviser believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. The Adviser will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Adviser will generally vote affirmatively.
13.    Confidential Voting
Companies that have not previously adopted a “confidential voting” policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.
Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders’ confidentiality. The Adviser believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, the Adviser will generally vote in favor of any proposal to adopt confidential voting.
14.    Opting In or Out of State Takeover Laws
State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Adviser believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Adviser will generally vote in favor of opting out of restrictive state takeover laws.
D.    Transaction Related Proposals
The Adviser will review transaction related proposals, such as mergers, acquisitions, and corporate reorganizations, on a case-by-case basis, taking into consideration the impact of the transaction on each client account. In some instances, such as the approval of a proposed merger, a transaction may have a differential impact on client accounts depending on the securities held in each account. For example, whether a merger is in the best interest of a client account may be influenced by whether an account holds, and in what proportion, the stock of both the acquirer and the acquiror. In these circumstances, the Adviser may determine that it is in the best interests of the accounts to vote the accounts’ shares differently on proposals related to the same transaction.
E.    Other Matters
1.    Proposals Involving Environmental, Social, and Governance (ESG”) Matters
The Adviser believes that certain ESG issues can potentially impact an issuer's long-term financial performance and has developed an analytical framework, as well as a proprietary assessment tool, to integrate risks and opportunities stemming from ESG issues into our investment process. This ESG integration process extends to our proxy voting practices in that our Sustainable Research Team analyzes on a case-by-case basis the financial materiality and potential risks or economic impact of the ESG issues underpinning proxy proposals and makes voting recommendations based thereon for the Adviser's consideration. The Sustainable Research Team evaluates ESG-related proposals based on a rational linkage between the proposal, its potential economic impact, and its potential to maximize long-term shareholder value.
Where the economic effect of such proposals is unclear and there is not a specific written client-mandate, the Adviser believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Adviser’s clients, and, therefore, the Adviser will generally rely on management’s assessment of the economic effect if the Adviser believes the assessment is not unreasonable.
Shareholders may also introduce proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company’s contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Adviser believes that such proposals may be better addressed outside the corporate arena and, absent a potential economic impact, will generally vote with management’s recommendation. In addition, the Adviser will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.
2.    Anti-Greenmail Proposals
“Anti-greenmail” proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Adviser believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will generally vote in favor of anti-greenmail proposals.
3.    Indemnification
The Adviser will generally vote in favor of a corporation’s proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.
4.    Non-Stock Incentive Plans
Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Adviser will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.
5.    Director Tenure
These proposals ask that age and term restrictions be placed on the board of directors. The Adviser believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.
6.    Directors’ Stock Options Plans
The Adviser believes that stock options are an appropriate form of compensation for directors, and the Adviser will generally vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.
7.    Director Share Ownership
The Adviser will generally vote against shareholder proposals which would require directors to hold a minimum number of the company’s shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.
8.    Non-U.S. Proxies
The Adviser will generally evaluate non-U.S. proxies in the context of the voting policies expressed herein but will also, where feasible, take into consideration differing laws, regulations, and practices in the relevant foreign market in determining if and how to vote. There may also be circumstances when practicalities and costs involved with non-U.S. investing make it disadvantageous to vote shares. For instance, the Adviser generally does not vote proxies in circumstances where share blocking restrictions apply, when meeting attendance is required in person, or when current share ownership disclosure is required.
III.    Use of Proxy Advisory Services
The Adviser may retain proxy advisory firms to provide services in connection with voting proxies, including, without limitation, to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the voting policies expressed herein, provide systems to assist with casting the proxy votes, and provide reports and assist with preparation of filings concerning the proxies voted.
Prior to the selection of a proxy advisory firm and periodically thereafter, the Adviser will consider whether the proxy advisory firm has the capacity and competency to adequately analyze proxy issues and the ability to make recommendations based on material accurate information in an impartial manner. Such considerations may include some or all of the following (i) periodic sampling of votes cast through the firm’s systems to determine that votes are in accordance with the Adviser’s policies and its clients best interests, (ii) onsite visits to the proxy advisory firm’s office and/or discussions with the firm to determine whether the firm continues to have the resources (e.g., staffing, personnel, technology, etc.) capacity and competency to carry out its obligations to the Adviser, (iii) a review of the firm’s policies and procedures, with a focus on those relating to identifying and addressing conflicts of interest and monitoring that current and accurate information is used in creating recommendations, (iv) requesting that the firm notify the Adviser if there is a change in the firm’s material policies and procedures, particularly with respect to conflicts, or material business practices (e.g., entering or exiting new lines of business), and reviewing any such change, and (v) in case of an error made by the firm, discussing the error with the firm and determining whether appropriate corrective and preventative action is being taken. In the event the Adviser discovers an error in the research or voting recommendations provided by the firm, it will take reasonable steps to investigate the error and seek to determine whether the firm is taking reasonable steps to reduce similar errors in the future.
While the Adviser takes into account information from many different sources, including independent proxy advisory services, the decision on how to vote proxies will be made in accordance with these policies.
IV. Monitoring Potential Conflicts of Interest
Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Adviser’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Adviser has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Adviser votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Adviser’s clients, our proxy voting personnel regularly catalog companies with whom the Adviser has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).
In addition, to avoid any potential conflict of interest that may arise when one American Century fund owns shares of another American Century fund, the Adviser will “echo vote” such shares, if possible. Echo voting means the Adviser will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares. So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any American Century fund that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible where American Century funds are the only shareholders, the shares of the underlying fund will be voted in the same proportion as the vote of the shareholders of a corresponding American Century policy portfolio for proposals common to both funds. In the case where there is no policy portfolio or the policy portfolio does not have a common proposal, shares will be voted in consultation with a committee of the independent directors.
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The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Adviser will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.
Case-by-case determinations will be made by the Adviser’s staff, which is overseen by the General Counsel of the Adviser, in consultation with equity managers. Electronic records will be kept of all votes made.

Notes

Notes

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-04165
CL-SAI-90857   2502

AMERICAN CENTURY TARGET MATURITIES TRUST
PART C OTHER INFORMATION
ITEM 28. Exhibits
(a)        (1)         Amended and Restated Agreement and Declaration of Trust, dated March 26, 2004 (filed electronically as Exhibit a to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on November 30, 2004, File No. 2-94608, and incorporated herein by reference).
(2)         Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust, dated March 8, 2007 (filed electronically as Exhibit a2 to Post-Effective Amendment No. 44 to the Registration Statement of the Registrant on January 28, 2008, File No. 2-94608, and incorporated herein by reference).
(3)         Amendment No. 2 to the Amended and Restated Agreement and Declaration of Trust, dated August 31, 2007 (filed electronically as Exhibit a3 to Post-Effective Amendment No. 44 to the Registration Statement of the Registrant on January 28, 2008, File No. 2-94608, and incorporated herein by reference).
(4)         Amendment No. 3 to the Amended and Restated Agreement and Declaration of Trust, dated November 1, 2010 (filed electronically as Exhibit a4 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on January 28, 2011, File No. 2-94608, and incorporated herein by reference).
(5)    Amendment No. 4 to the Amended and Restated Agreement and Declaration of Trust, dated March 29, 2016 (filed electronically as Exhibit a5 to Post-Effective Amendment No. 59 to the Registration Statement of the Registrant on January 30, 2017, File No. 2-94608, and incorporated herein by reference).
  (b)        Amended and Restated Bylaws, dated June 19, 2019 (filed electronically as Exhibit b to Post-Effective Amendment No. 65 to the Registration Statement of the Registrant on January 28, 2020, File No. 2-94608, and incorporated herein by reference).
  (c)         Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and Article VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust, appearing as Exhibit (a)(1) herein, Article III and Article VIII of Registrants’s Amended and Restated Agreement and Declaration of Trust as amended by Amendment No. 1 appearing as Exhibit (a)(2) herein, and Article II, Article VII and Article IX of Registrant’s Amended and Restated Bylaws, appearing as Exhibit (b) herein.
  (d)         Management Agreement with American Century Investment Management, Inc., effective as of July 16, 2010 (filed electronically as Exhibit d to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on January 28, 2011, File No. 2-94608, and incorporated herein by reference).
  (e)     (1)         Distribution Agreement with American Century Investment Services, Inc., effective as of February 16, 2010 (filed electronically as Exhibit e1 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on January 28, 2011, File No. 2-94608, and incorporated herein by reference).
(2)         Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 87 to the Registration Statement of American Century Municipal Trust on September 28, 2022, File No. 002-91229, and incorporated herein by reference).
  (f)          Not applicable.
(g)    (1)         Master Custodian Agreement with State Street Bank and Trust Company, made as of July 29, 2011 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).
(2)     Amendment to Master Custodian Agreement with State Street Bank and Trust Company, made as of May 21, 2015 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 57 to the Registration Statement of the Registrant on January 28, 2016, File No. 2-94608, and incorporated herein by reference).
(3)    Amendment to Master Custodian Agreement with State Street Bank and Trust Company, made as of January 9, 2018 (filed electronically as Exhibit g3 to Pre-Effective Amendment No. 2 to the Registration Statement of American Century ETF Trust on January 8, 2018, File No. 333-221045, and incorporated herein by reference).
(4) Amendment to Master Custodian Agreement, effective as of May 12, 2021 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 62 to the Registration Statement of American Century ETF Trust on June 28, 2021, File No. 333-221045, and incorporated herein by reference).
(5)    Amendment to Master Custodian Agreement, effective as of September 10, 2021 (filed electronically as Exhibit g5 to Post-Effective Amendment No. 64 to the Registration Statement of American Century ETF Trust on September 15, 2021, File No. 333-221045, and incorporated herein by reference).
 (6)    Amendment to Master Custodian Agreement, effective as of January 1, 2022 (filed electronically as Exhibit g6 to Post-Effective Amendment No. 69 to the Registration Statement of American Century ETF Trust on December 29, 2021, File No. 333-221045, and incorporated herein by reference).
1

(7)    Amendment to Master Custodian Agreement, effective as of March 8, 2022 (filed electronically as Exhibit g7 to Post-Effective Amendment No. 70 to the Registration Statement of American Century ETF Trust on March 7, 2022, File No. 333-221045, and incorporated herein by reference).
(8)    Amendment to Master Custodian Agreement, effective as of June 21, 2022 (filed electronically as Exhibit g8 to Post-Effective Amendment No. 72 to the Registration Statement of American Century ETF Trust on June 17, 2022, File No. 333-221045, and incorporated herein by reference).
(9)    Amendment to Master Custodian Agreement, effective as of September 21, 2022 (filed electronically as Exhibit g9 to Post-Effective Amendment No. 74 to the Registration Statement of American Century ETF Trust on September 20, 2022, File No. 333-221045, and incorporated herein by reference).
(10)    Amendment to Master Custodian Agreement, effective as of March 14, 2023 (filed electronically as Exhibit g10 to Post-Effective Amendment No. 78 to the Registration Statement of American Century ETF Trust on March 13, 2023, File No. 333-221045, and incorporated herein by reference).
(11)    Amendment to Master Custodian Agreement, effective as of May 1, 2023 (filed electronically as Exhibit g11 to Post-Effective Amendment No. 83 to the Registration Statement of American Century Variable Portfolios, Inc. on April 14, 2023, File No. 33-014567, and incorporated herein by reference).

(12)     Amendment to Master Custodian Agreement, effective as of June 20, 2023 (filed electronically as Exhibit g11 to Post-Effective Amendment No. 81 to the Registration Statement of American Century ETF Trust on June 21, 2023, File No. 333-221045, and incorporated herein by reference).

(13)    Amendment to Master Custodian Agreement, effective as of November 7, 2023 (filed electronically as Exhibit g12 to Post-Effective Amendment No. 85 to the Registration Statement of American Century ETF Trust on November 6, 2023, File No. 333-221045, and incorporated herein by reference).

(14)    Amendment to Master Custodian Agreement, effective June 20, 2024 (filed electronically as Exhibit g13 to Post-Effective Amendment No. 88 to the Registration Statement of American Century ETF Trust on June 18, 2024, File No. 333-221045, and incorporated herein by reference).

(h)        Amended and Restated Transfer Agency Agreement with American Century Services, LLC, dated August 1, 2007 (filed electronically as Exhibit h1 to Post-Effective Amendment No. 44 to the Registration Statement of the Registrant on January 28, 2008, File No. 2-94608, and incorporated herein by reference).
  (i)         Opinion and Consent of Counsel, dated January 28, 2005 (filed electronically as Exhibit i to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on January 28, 2005, File No. 2-94608, and incorporated herein by reference).
  (j)        Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated January 27, 2025, is included herein.
  (k)         Not applicable.
  (l)          Not applicable.
  (m)       Amended and Restated Master Distribution and Individual Shareholder Services Plan (Advisor Class), dated January 1, 2008 (filed electronically as Exhibit m to Post-Effective Amendment No. 44 to the Registration Statement of the Registrant on January 28, 2008, File No. 2-94608, and incorporated herein by reference).
  (n)        Amended and Restated Multiple Class Plan, dated January 1, 2008 (filed electronically as Exhibit n to Post-Effective Amendment No. 44 to the Registration Statement of the Registrant on January 28, 2008, File No. 2-94608, and incorporated herein by reference).
  (o)         Reserved.
(p)    (1)     American Century Investments Code of Ethics is included herein.
(2)    Independent Directors’ Code of Ethics amended March 24, 2022 (filed electronically as Exhibit p2 to Post-Effective Amendment No. 109 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on October 28, 2022, File No. 33-19589, and incorporated herein by reference).
(q)    (1)    Power of Attorney, dated September 18, 2024 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 89 to the Registration Statement of American Century Municipal Trust on September 27, 2024, File No. 002-91229, and incorporated herein by reference).
2

        (2)    Secretary’s Certificate, dated September 18, 2024 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 89 to the Registration Statement of American Century Municipal Trust on September 27, 2024, File No. 002-91229, and incorporated herein by reference).

Item 29. Persons Controlled by or Under Control with Registrant
Some of the trustees of the Registrant serve, in substantially identical capacities, other registered investment companies in the American Century family of funds. In addition, several of the officers of the Registrant serve as officers for other registered investment companies in the American Century family of funds, each of which has American Century Investment Management, Inc. as its investment advisor. Nonetheless, the Registrant takes the position that it is not under common control with other American Century investment companies because the power residing in the respective boards and officers arises as a result of an official position with the respective investment companies.

Item 30. Indemnification.
As stated in Article VII, Section 3 of the Amended and Restated Declaration of Trust, incorporated herein by reference to Exhibit (a) to the Registration Statement, “The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees.”
The Registrant hereby incorporates by reference, as though set forth fully herein, Article VI of the Registrant’s Amended and Restated Bylaws, appearing as Exhibit (b) herein.
The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 31. Business and Other Connections of the Investment Advisor
In addition to serving as the Registrant’s advisor, American Century Investment Management, Inc. (ACIM) provides portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the advisor and its affiliates, within the last two fiscal years.
Stephen Quance (Vice President) Served as Global Director of Factor Investing, Invesco Ltd, 9 Raffles Place, #18-01 Republic Plaza, Singapore 048619. 2018-2023
Anthony Arnerich (Vice President) Served as Co-Founder and Managing Director, 3x5 Partners, LLC, 2540 NE Martin Luther King Jr. Boulevard, Portland, Oregon 97212. 2011-2023
Joseph Biller (Vice President) Served as Managing Director, 3x5 Partners, LLC, 2540 NE Martin Luther King Jr. Boulevard, Portland, Oregon 97212. 2019-2023
Nicholas Walrod (Vice President) Served as Co-Founder and Managing Director, 3x5 Partners, LLC, 2540 NE Martin Luther King Jr. Boulevard, Portland, Oregon 97212. 2011-2023
Paul Norris (Vice President) Served as Managing Director and Head of Structured Products, Conning Asset Management, 250 Park Avenue, 15th Floor, New York, New York 10177. 2017-2023
Muting Ren (Vice President) Served as Senior Vice President, AllianceBernstein, 1345 Avenue of the Americas, New York, New York, 10105. 2017-2023
Stephen Bartolini (Vice President) Served as Portfolio Manager and Co-head of the Global Interest Rate and Currency strategy team, T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202. 2010-2024
Abe Riazati (Vice President) Served as Head of Investment Risk, American Equity Investment Life Insurance Company, 6000 Westown Parkway, West Des Moines, Iowa 50266. 2021-2024
The principal address for the advisor is 4500 Main Street, Kansas City, MO 64111.

Item 32. Principal Underwriters
3

I.                 (a)        American Century Investment Services, Inc. (ACIS) acts as principal underwriter for certain series of the following investment companies:
American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century ETF Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a wholly-owned subsidiary of American Century Companies, Inc.
(b)     The following is a list of the directors, executive officers and partners of ACIS as of December 5, 2024:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
Joe Schultz	Director, President and Chief Executive Officer	none
Mark Najarian	Director and Senior Vice President	none
Richard Smith	Director and Senior Vice President	none
Richard T. Luchinsky	Senior Vice President	none
Phillip McMinnis	Senior Vice President	none
John Pak	Senior Vice President and General Counsel	Senior Vice President and General Counsel
Brian Schappert	Senior Vice President	none
Erik Schneberger	Vice President	none
Greg Barner	Chief Privacy Officer	none
Carrie Caruthers	Senior AML Officer	none
Ward D. Stauffer	Secretary	Secretary
Otis H. Cowan	Assistant Secretary	Assistant Vice President and Assistant Secretary
Matthew Abatecola	Vice President	none
4

Robert Allen	Vice President	none
Ryan Ander	Vice President	none
Matthew Auer	Vice President	none
Julia Bartlett	Vice President	none
Stacey L. Belford	Vice President	none
Devin Benton	Vice President	none
Stacy Bernstein	Vice President	none
Andrew M. Billingsley	Vice President	none
Don Bonder	Vice President	none
Scott Boughton	Vice President	none
Sarah Browning	Vice President	none
Bruce W. Caldwell	Vice President	none
Donell Chisolm	Vice President	none
Andrew Clark	Vice President	none
Shawn Connor	Vice President	none
Jeffrey Cornell	Vice President	none
Todd Crews	Vice President	none
Eric Crum	Vice President	none
Nicolas D’Alessandro	Vice President	none
Jesse Daniels	Vice President	none
Terry Daugherty	Vice President	none
Mario Davila	Vice President	none
Mark Davis	Vice President	none
Jennifer Debrosky	Vice President	none
Ellen DeNicola	Vice President	none
Glenn Dial	Vice President	none
David P. Donovan	Vice President	none
Gabriel Dorman	Vice President	none
5

Ryan C. Dreier	Vice President	none
John Dudgeon	Vice President	none
Courtney Dunne	Vice President	none
Megan Ekleberry	Vice President	none
Kevin G. Eknaian	Vice President	none
Sean Ensminger	Vice President	none
Gregg Erdman	Vice President	none
Christopher Evans	Vice President	none
Jill A. Farrell	Vice President	none
Michael C. Galkoski	Vice President	none
Caroline Gaynor	Vice President	none
Glenn Godin	Vice President	none
Vadim Gorin	Vice President	none
Wendy Goodyear	Vice President	none
Timothy R. Guay	Vice President	none
Brett Hall	Vice President	none
Brett G. Hart	Vice President	none
Marcela Holder	Vice President	none
Tom Horning	Vice President	none
Robert O. Houston	Vice President	none
Geoff Hunter	Vice President	none
Errol Iachini	Vice President	none
Amanda Jacobi	Vice President	none
Leigh Jedeikin	Vice President	none
Alexander Jenkins	Vice President	none
Angela Johnson	Vice President	none
Wylie Kain	Vice President	none
Ross Kamovitch	Vice President	none
6

Robert J. Karas	Vice President	none
Delia Kiely	Vice President	none
Matthew S. Kives	Vice President	none
Matthew Kobata	Vice President	none
Gary P. Kostuke	Vice President	none
Joshua Kurtz	Vice President	none
Kyle Langan	Vice President	none
Jeffrey Leone	Vice President	none
Dennis Logan	Vice President	none
Daniel Lohman	Vice President	none
Chris Marra	Vice President	none
Evan Mayhew	Vice President	none
Tod McMichael	Vice President	none
John McNamara	Vice President	none
Ariella Menegon	Vice President	none
Marek Michejda	Vice President	none
Sam Mielnik	Vice President	none
Erin Molle	Vice President	none
Susan M. Morris	Vice President	none
Jennifer Mulrooney	Vice President	none
Brian Munn	Vice President	none
Michael Nelligan	Vice President	none
Krisha Newham	Vice President	none
John Nicholson	Vice President	none
Joseph Norton	Vice President	none
John E. O’Connor	Vice President	none
Edward Panko	Vice President	none
David Perkins	Vice President	none
7

Olivian Pitis	Vice President	none
Brian Pope	Vice President	none
Nathaniel Proctor	Vice President	none
Conor Quinn	Vice President	none
Blake Reardon	Vice President	none
Cheryl Redline	Vice President and Treasurer	none
Daniel K. Richardson	Vice President	none
Joseph Riggio Jr.	Vice President	none
Gerald M. Rossi	Vice President	none
Adam Scheve	Vice President	none
Brian Schweisberger	Vice President	none
Matthew Sennet	Vice President	none
Arthur Sharplin	Vice President	none
Amy D. Shelton	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer
Nicholas Sherrill	Vice President	none
Steven Silverman	Vice President	none
Christian Stanza	Vice President	none
Michael T. Sullivan	Vice President	none
Michael Swank	Vice President	none
Michael Swezy	Vice President	none
Spenser Sydow	Vice President	none
Faiq Tahir	Vice President	none
Jason Taylor	Vice President	none
Noah Tenenhaus	Vice President	none
Jeromey Thornton	Vice President	none
David Tondreault	Vice President	none
Greg Torretti	Vice President	none
Michael Turner	Vice President	none
8

Joseph Virion	Vice President	none
Todd Williams	Vice President	none
Justin Yost	Vice President	none
John Brereton Young	Vice President	none
John Zimmerman	Vice President	none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111
(c)     Not applicable.

Item 33. Location of Accounts and Records  - Not applicable.

Item 34. Management Services - Not applicable.

Item 35. Undertakings – Not applicable.
9

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 28th day of January, 2025.

American Century Target Maturities Trust
(Registrant)
By: * ___________________________________ Patrick Bannigan President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Patrick Bannigan	President (principal executive officer)	January 28, 2025

* _________________________________ R. Wes Campbell	Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	January 28, 2025

* _________________________________ Jonathan S. Thomas	Trustee	January 28, 2025

* _________________________________ Tanya S. Beder	Chair and Trustee	January 28, 2025

* _________________________________ Jeremy I. Bulow	Trustee	January 28, 2025

* _________________________________ Jennifer Cabalquinto	Trustee	January 28, 2025

* _________________________________ Anne Casscells	Trustee	January 28, 2025

* _________________________________ Jonathan D. Levin	Trustee	January 28, 2025

* _________________________________ John M. Loder	Trustee	January 28, 2025

*By: /s/ Britny Hawk Britny Hawk Attorney in Fact (pursuant to Power of Attorney dated September 18, 2024)

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
EXHIBIT (j)	Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated January 27, 2025

EXHIBIT (p)(1)	American Century Investments Code of Ethics

EXHIBIT – 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EXHIBIT – 101.SCH	XBRL Taxonomy Extension Schema Document

EXHIBIT – 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EXHIBIT – 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EXHIBIT – 101.LAB	XBRL Taxonomy Extension Label Linkbase Document